UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-22906

                        Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                              Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Alternative Income Solution Fund

Virtus Alternative Inflation Solution Fund

Virtus Alternative Total Solution Fund

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present the first semiannual report of the Virtus Alternative Solutions Trust and the three multi-manager alternative mutual funds that are subadvised by Cliffwater Investments, a partnership between Virtus Investment Partners and Cliffwater LLC, a leading alternatives research and investment firm and institutional advisory consultant.

Alternative investments, which include investment styles and asset classes such as hedge funds, private equity, and real assets, are attractive to many investors because they are not expected to correlate to traditional asset classes. Historically, an allocation to alternative investments has helped to mitigate volatility and generate more consistent returns in diversified portfolios. Large institutional investors, such as pension funds, have been diversifying with alternative investments for years.

The current investment environment poses many challenges to investors. A traditional core portfolio consisting of equity and fixed income allocations may no longer be sufficient to deliver, on an aggregate basis, inflation-beating returns over time. With a bull market in its sixth year, many investors may be reluctant to increase their equity exposure. At the same time, with interest rates at historic lows, traditional fixed income may not offer the return potential many investors need to meet their long-term financial goals.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Incorporating alternative investments has been a time-tested approach to reduce portfolio volatility and generate more consistent results through market cycles. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

Thank you for entrusting Virtus with your assets. We are committed to your long-term financial success. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

June 2014

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

Disclosure of Fund Expenses (UNAUDITED)

For the period ended April 30, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Alternative Solutions Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class A and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without sales charges. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested from commencement of operations on April 23 through April 30, 2014, and held for the entire period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value April 23, 2014	Ending Account Value April 30, 2014	Annualized Expense Ratio*	Expenses Paid During Period**
Virtus Alternative Income Solution Fund
Actual
Class A	$1,000.00	$1,001.00	2.52%	$0.41
Class C	1,000.00	1,000.00	3.24	0.53
Class I	1,000.00	1,001.00	2.24	0.37
Hypothetical (5% return before expenses since inception)
Class A	$1,000.00	$1,000.41	2.52%	$0.41
Class C	1,000.00	1,000.29	3.24	0.53
Class I	1,000.00	1,000.45	2.24	0.37
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,012.14	2.52%	$12.65
Class C	1,000.00	1,008.53	3.24	16.27
Class I	1,000.00	1,013.55	2.24	11.25
Virtus Alternative Inflation Solution Fund
Actual
Class A	$1,000.00	$1,000.00	2.49%	$0.41
Class C	1,000.00	1,000.00	3.24	0.53
Class I	1,000.00	1,000.00	2.24	0.37
Hypothetical (5% return before expenses since inception)
Class A	$1,000.00	$1,000.41	2.49%	$0.41
Class C	1,000.00	1,000.29	3.24	0.53
Class I	1,000.00	1,000.45	2.24	0.37
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,012.29	2.49%	$12.50
Class C	1,000.00	1,008.53	3.24	16.27
Class I	1,000.00	1,013.55	2.24	11.25
Virtus Alternative Total Solution Fund
Actual
Class A	$1,000.00	$1,002.00	2.66%	$0.44
Class C	1,000.00	1,002.00	3.40	0.56
Class I	1,000.00	1,002.00	2.40	0.39
Hypothetical (5% return before expenses since inception)
Class A	$1,000.00	$1,000.38	2.66%	$0.44
Class C	1,000.00	1,000.26	3.40	0.56
Class I	1,000.00	1,000.43	2.40	0.39
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,011.44	2.66%	$13.35
Class C	1,000.00	1,007.73	3.40	17.07
Class I	1,000.00	1,012.75	2.40	12.05

*	Annualized expense ratios include dividends on short sales.

**	April 25, 2014 is the date the Funds started accruing expenses. Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (6 for actual and 181 for hypothetical) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

Exchange-Traded Notes (ETN)

Senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.

Federal Farm Credit Bank (FFCB)

Institution backed by the government to manage and merge the financing transactions of the Federal Intermediate Credit Banks and the Federal Land Banks. The institution must abide by rules set forth in the Farm Credit Act, which are enforced by an independent federal regulatory agency.

Federal Home Loan Bank (FHLB)

One of 12 regional banks that comprise the Federal Home Loan Bank System.

Federal National Mortgage Association (FNMA)

A congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not by the U.S. Government. Also called Fannie Mae.

Global Depositary Receipt (GDR)

A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Global Depositary Receipts make it easier for individuals to invest in foreign companies, due to the widespread availability of price information, lower transaction costs, and timely dividend distributions.

iShares®

Represents shares of an open-end exchange-traded fund.

Master Limited Partnership (MLP)

Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.

PIK (Payment-in-Kind Security)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and is not available for direct investment.

KEY INVESTMENT TERMS   (Continued)

Standard & Poor’s Depositary Receipt (SPDR)

Shares of a security designed to track the value of the S&P 500 Index. SPDRs trade on the American Stock Exchange under the symbol SPY. One SPDR unit is valued at approximately one-tenth of the value of the S&P 500 Index. Dividends are distributed quarterly, and are based on the accumulated stock dividends held in trust, less any expenses of the trust.

VIRTUS ALTERNATIVE SOLUTIONS

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

APRIL 30, 2014 (UNAUDITED)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Alternative Income Solution Fund

Corporate Bonds		27%
Industrials	9
Consumer Discretionary	5
Energy	4
All other Corporate Bonds	9
Master Limited Partnerships		12
Real Estate Investment Trusts		10
Loan Agreements		9
Common Stocks		9
Financials	2
Energy	2
Consumer Discretionary	1
All other Common Stocks	4
Foreign Government Securities		2
Preferred Stock		1
Securities Sold Short		(4)
Other (includes short-term investments)		34

Total		100%

Alternative Inflation Solution Fund

U.S. Government Securities		22%
Master Limited Partnerships		18
Common Stocks		16
Utilities	7
Industrials	6
Energy	2
All other Common Stocks	1
Real Estate Investment Trusts		15
Corporate Bonds		8
Financials	4
Energy	1
Consumer Discretionary	1
All other Corporate Bonds	2
Loan Agreements		1
Securities Sold Short		(6)
Other (includes short-term investments)		26

Total		100%

Alternative Total Solution Fund
Common Stocks		28%
Consumer Discretionary	7
Industrials	4
Information Technology	4
All other Common Stocks	13
Corporate Bonds		14
Industrials	5
Consumer Discretionary	3
Energy	2
All other Corporate Bonds	4
Master Limited Partnerships		9
Real Estate Investment Trusts		6
Loan Agreements		5
Convertible Bonds		5
Foreign Government Securities		1
Securities Sold Short		(7)
Other (includes short-term investments)		39

Total		100%

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

APRIL 30, 2014 (UNAUDITED)

($ are reported in thousands)

	PAR
	VALUE	VALUE

FOREIGN GOVERNMENT SECURITIES—2.3%
Development Bank of Mongolia LLC RegS 5.750%, 3/21/17(2)	$200	$190
EMATUM Via Mozambique EMATUM Finance RegS 6.305%, 9/11/20(2)(3)	200	194
Pakistan Government International Bond 144A 7.250%, 4/15/19(4)(5)	200	202
Ukraine Government International Bond 6.580%, 11/21/16	100	85
Ukraine Government International Bond RegS 6.750%, 11/14/17(2)	100	85
Zambia Government International Bond RegS 5.375%, 9/20/22(2)	200	178
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $932)		934

MUNICIPAL BONDS—0.3%

New Jersey—0.3%
Tobacco Settlement Financing Corp. Series 1-A 5.000%, 6/1/41	135	107
TOTAL MUNICIPAL BONDS (Identified Cost $105)		107

CORPORATE BONDS—29.8%

Consumer Discretionary—5.6%
APX Group, Inc. 6.375%, 12/1/19	50	51
8.750%, 12/1/20	145	148
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	885	925
Dave & Buster’s Entertainment, Inc. 144A 9.379%, 2/15/16(4)(5)	539	458
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 7/1/19(4)	70	75

	PAR
	VALUE	VALUE

Consumer Discretionary—continued
Edcon Pty Ltd. RegS 9.500%, 3/1/18(2)	$180	$179
JC Penney Corp., Inc. 5.650%, 6/1/20	130	105
Liberty Interactive LLC 8.250%, 2/1/30	90	99
Servicios Corporativos Javer SAPI de CV RegS 9.875%, 4/6/21(2)	150	163
WMG Acquisition Corp. 144A 6.750%, 4/15/22(4)	60	61
		2,264

Consumer Staples—0.7%
New Albertsons, Inc. 7.750%, 6/15/26	155	132
SUPERVALU, Inc. 6.750%, 6/1/21	145	148
		280

Energy—4.8%
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(2)	200	198
MIE Holdings Corp. 144A 7.500%, 4/25/19(4)	200	202
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	105	96
Pacific Rubiales Energy Corp. RegS 5.125%, 3/28/23(2)	120	117
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(2)	133	120
QGOG Constellation SA RegS 6.250%, 11/9/19(2)	200	202
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	300	304
SandRidge Energy, Inc. 7.500%, 2/15/23	190	202
Seitel, Inc. 9.500%, 4/15/19	295	308
YPF SA RegS 8.875%, 12/19/18(2)	180	188
		1,937

	PAR
	VALUE		VALUE

Financials—3.5%
Atento Luxco 1 SA RegS 7.375%, 1/29/20(2)	$150		$151
Banco do Brasil SA 6.250%(6)(7)	200		171
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(4)	70		74
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(4)(8)	30		29
Cirsa Funding Luxembourg SA RegS 8.750%, 5/15/18(2)	85	EUR	123
Citigroup, Inc. Series M 6.300%(6)(7)	125		125
Greektown Holdings LLC/Greektown Mothership Corp. 144A 8.875%, 3/15/19(4)	494		511
Newcrest Finance Pty Ltd. 144A 4.200%, 10/1/22(4)	65		59
Pan American Energy LLC/Argentine Branch RegS 7.875%, 5/7/21(2)	60		61
Sprint Capital Corp. 6.875%, 11/15/28	75		74
8.750%, 3/15/32	40		45
			1,423

Health Care—0.3%
Kindred Healthcare, Inc. 144A 6.375%, 4/15/22(4)	100		102

Industrials—9.8%
CEVA Group PLC 144A 7.000%, 3/1/21(4)	442		457
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(4)	100		100
JBS Investments GmbH 144A 7.250%, 4/3/24(4)	200		203
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(4)	322		344

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ are reported in thousands)

	PAR
	VALUE		VALUE
Industrials—continued
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(4)	$472		$516
Odebrecht Offshore Drilling Finance Ltd. RegS 6.750%, 10/1/22(2)	195		204
Optima Specialty Steel, Inc. 144A 12.500%, 12/15/16(4)	885		960
Red de Carreteras de Occidente SAPIB de CV RegS 9.000%, 6/10/28(2)	2,000	MXN	143
Ridgebury Crude Tankers LLC 144A 7.625%, 3/20/17(4)	442		454
Tervita Corp. 144A 8.000%, 11/15/18(4)	542		550

			3,931

Information Technology—0.4%
First Data Corp. 11.250%, 1/15/21	70		81
11.750%, 8/15/21	75		80

			161

Materials—1.9%
CEMEX Espana SA 144A 9.250%, 5/12/20(4)	120		131
First Quantum Minerals Ltd. RegS 7.000%, 2/15/21(2)	60		61
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(2)	200		181
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(4)	100		101
Vedanta Resources PLC RegS 7.125%, 5/31/23(2)	300		300

			774

Telecommunication Services—2.6%
Avanti Communications Group PLC 144A 10.000%, 10/1/19(4)	442		477
Axtel SAB de CV RegS 8.000%, 1/31/20(2)(6)	180		184

	PAR
	VALUE	VALUE
Telecommunication Services—continued
Digicel Ltd. RegS 6.000%, 4/15/21(2)	$200	$203
Intelsat Jackson Holdings SA 144A 5.500%, 8/1/23(4)	90	88
Sprint Corp. 144A 7.125%, 6/15/24(4)	75	79

		1,031

Utilities—0.2%
NRG Energy, Inc. 144A 6.250%, 5/1/24(4)	60	60
TOTAL CORPORATE BONDS (Identified Cost $11,965)		11,963

LOAN AGREEMENTS—10.1%
Consumer Discretionary—0.6%
Clear Channel Communications, Inc. Tranche D, 0.000%, 1/30/19(9)	210	209
Totes Isotoner Corp. 0.000%, 5/1/21(9)	35	35

		244

Consumer Staples—0.1%
Supervalu, Inc. 0.000%, 3/21/19(9)	55	55

Financials—3.0%
Datapipe, Inc. 0.000%, 9/15/19(9)	737	742
Omnitracs, LLC (Coronado Holdings, LLC) Second Lien, 0.000%, 5/25/21(9)	442	448

		1,190

Health Care—0.7%
American Pacific Corp. 0.000%, 2/27/19(9)	236	238
Kindred Healthcare, Inc. 0.000%, 4/9/21(9)	45	45

		283

Industrials—0.2%
Koosharem LLC 0.000%, 5/16/20(9)	70	70

Information Technology—4.4%
TelX Group, Inc., (The) 0.000%, 4/9/21(9)	885	891

	PAR
	VALUE	VALUE

Information Technology—continued
Vitera Healthcare Solutions, LLC 0.000%, 11/4/20(9)	$885	$880

		1,771

Utilities—1.1%
Sabine Oil & Gas LLC (fka NFR Energy LLC) 0.000%, 12/31/18(9)	442	449
TOTAL LOAN AGREEMENTS (Identified Cost $4,063)		4,062

	SHARES

PREFERRED STOCK—1.0%

Financials—1.0%
Ally Financial, Inc. Series G 144A 7.000%(4)	250	$247
Capital One Financial Corp. Series B 6.000%	1,900	46
JPMorgan Chase & Co. Series P 5.450%	1,300	29
Morgan Stanley Series G 6.625%	1,200	30
Regions Financial Corp. Series A 6.375%	900	22

		374
TOTAL PREFERRED STOCK (Identified Cost $376)		374

COMMON STOCKS—10.1%

Consumer Discretionary—1.5%
Bayerische Motoren Werke AG	374	47
Cia Hering	1,600	17
Direcional Engenharia SA	6,200	31
Electrolux AB	1,063	29
Eutelsat Communications SA	2,362	81
Ford Otomotiv Sanayi AS ADR	1,210	67
Grendene SA	4,600	29
MGM China Holdings Ltd.	10,800	38
RTL Group SA	327	36

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ are reported in thousands)

	SHARES	VALUE
Consumer Discretionary—continued
Sands China Ltd.	11,600	$85
SJM Holdings Ltd.	5,000	14
Woolworths Holdings Ltd.	4,242	29
Wynn Macau Ltd.	23,200	91

		594

Consumer Staples—0.2%
AVI Ltd.	2,285	12
Natura Cosmeticos SA	1,900	33
Sysco Corp.	852	31

		76

Energy—2.4%
China Shenhua Energy Co. Ltd.	6,000	16
ConocoPhillips	520	39
Diamond Offshore Drilling, Inc.	556	30
Eni SpA	1,536	40
Gaslog Ltd.	3,121	83
Gaztransport Et Technigaz SA(10)	997	69
Kinder Morgan Management LLC(10)	2,825	204
Royal Dutch Shell PLC	1,657	66
Seadrill Ltd.	1,147	40
Total SA	1,552	111
Transocean Ltd.	1,346	58
Williams Cos, Inc. (The)	4,878	206

		962

Financials—2.4%
Agricultural Bank of China Ltd.	159,000	67
Alaris Royalty Corp.	1,100	27
Allianz SE	284	49
AXA SA	3,459	90
Banco do Brasil SA	6,500	68
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	227,800	19
BB Seguridade Participacoes SA	4,000	47
Cembra Money Bank AG(10)	464	32
China Construction Bank Corp.	80,000	55
Direct Line Insurance Group PLC	12,798	54
Federated Investors, Inc. Class B	600	17

	SHARES	VALUE
Financials—continued
Hartford Financial Services Group, Inc. (The)	550	$20
Industrial & Commercial Bank of China Ltd.	31,000	18
Janus Capital Group, Inc.	2,700	33
Krung Thai Bank PCL ADR	5,321	61
People’s United Financial, Inc.	3,900	56
Sampo, Class A	781	39
Sberbank of Russia ADR	2,091	18
Swedbank AB, Class A	1,156	31
Swiss Re AG	808	71
UNIQA Insurance Group AG	2,440	31
United Bankshares, Inc.	1,300	38
Zurich Insurance Group AG	91	26

		967

Health Care—0.1%
Pfizer, Inc.	1,500	47

Industrials—0.5%
Atlantia SpA	2,120	55
bpost SA	4,230	96
Globaltrans Investment PLC GDR	3,241	31
Rexel SA	1,157	29

		211

Information Technology—1.1%
Apple, Inc.	126	74
Canon, Inc.	900	28
Cisco Systems, Inc.	2,700	62
Intel Corp.	3,800	102
Maxim Integrated Products, Inc.	900	29
Microsoft Corp.	1,000	41
Siliconware Precision Industries Co. ADR	16,600	123

		459

Materials—0.2%
International Paper Co.	800	38
Rexam PLC	2,755	23

		61

	SHARES	VALUE
Telecommunication Services—1.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	35,150	$64
CenturyLink, Inc.	4,200	147
MegaFon OAO GDR	1,044	27
Mobile Telesystems OJSC ADR	4,200	70
Philippine Long Distance Telephone Co. ADR	933	60
Vodacom Group Ltd.	3,505	42
Vodafone Group PLC	16,220	61

		471

Utilities—0.5%
DUET Group	26,026	52
Huaneng Power International, Inc.	20,000	19
Infinis Energy PLC(10)	9,973	37
Pattern Energy Group, Inc.	1,700	46
Red Electrica Corp. SA	767	63

		217
TOTAL COMMON STOCKS (Identified Cost $4,059)		4,065

MASTER LIMITED PARTNERSHIPS—13.4%

Gas-Distribution—0.8%
Enable Midstream Partners LP(10)	7,004	173
NGL Energy Partners LP	4,293	166

		339

Oil Components-Exploration and Production— 0.4%
Summit Midstream Partners LP	3,786	171

Oil-Field Services—0.5%
Exterran Partners LP	6,228	182
Sprague Resources LP	132	3

		185

Oil-Refining and Marketing—0.2%

Northern Tier Energy LP	3,132	85

Pipelines—11.1%
Access Midstream Partners LP	2,777	165
Buckeye Partners LP	3,163	241
Energy Transfer Equity LP	9,268	432

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ are reported in thousands)

	SHARES	VALUE

Pipelines—continued
Energy Transfer Partners LP	7,551	$417
Enterprise Products Partners LP(11)	11,340	829
Kinder Morgan Energy Partners LP	5,275	398
Magellan Midstream Partners LP	5,451	404
MarkWest Energy Partners LP	2,539	161
MPLX LP	1,499	81
Plains All American Pipeline LP	10,010	559
Plains GP Holdings, Class A	6,073	167
QEP Midstream Partners LP	3,650	87
Rose Rock Midstream LP	2,018	84
Targa Resources Partners LP	1,385	82
Tesoro Logistics LP	2,602	166
Williams Partners LP	3,173	164

		4,437

Transportation-Marine—0.4%
Teekay LNG Partners Ltd.	3,817	163
TOTAL MASTER LIMITED PARTNERSHIPS (Identified Cost $5,421)		5,380

REAL ESTATE INVESTMENT TRUSTS—10.6%

Apartments—1.9%
AvalonBay Communities, Inc.	2,260	308
Camden Property Trust	2,113	145
Equity Residential	5,042	300

		753

Diversified—0.5%
Fibra Uno Administracion SA de CV	14,000	46
Lexington Realty Trust	1,800	20
Vornado Realty Trust	1,493	153

		219

Health Care—1.1%
Aviv REIT, Inc.	800	21
HCP, Inc.	4,535	190
Senior Housing Properties Trust	1,124	27
Ventas, Inc.	2,834	187

		425

	SHARES	VALUE

Industrial—0.3%
Prologis, Inc.	2,978	$121
Terreno Realty Corp.	673	12

		133

Infrastructure—0.9%
American Tower Corp.	4,180	349

Lodging/Resort—0.7%
DiamondRock Hospitality Co.	4,296	53
LaSalle Hotel Properties	3,981	131
RLJ Lodging Trust	2,816	75
Sunstone Hotel Investors, Inc.	1,448	21

		280

Mixed—0.2%
Duke Realty Corp.	3,656	64

Mortgage—0.2%
Blackstone Mortgage Trust, Inc. Class A	3,000	85

Office—1.0%
Alexandria Real Estate Equities, Inc.	841	62
BioMed Realty Trust, Inc.	1,884	39
Boston Properties, Inc.	2,428	285
Corporate Office Properties Trust	676	18

		404

Regional Malls—2.0%
CBL & Associates Properties, Inc.	5,548	101
General Growth Properties, Inc.	4,968	114
Simon Property Group, Inc.	3,087	534
Taubman Centers, Inc.	862	63

		812

Self Storage—0.6%
CubeSmart	1,642	31
Public Storage	1,169	205

		236

Shopping Centers—0.7%
DDR Corp.	3,578	62
Federal Realty Investment Trust	1,170	138

	SHARES	VALUE

Shopping Centers—continued
Retail Properties of America, Inc. Class A	2,820	$40
Weingarten Realty Investors	972	30

		270

Timber—0.5%
Rayonier, Inc.	1,188	54
Weyerhaeuser Co.	5,035	150

		204
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost $4,177)		4,234

TOTAL LONG TERM INVESTMENTS — 77.6% (Identified Cost $31,098)		31,119

SHORT-TERM INVESTMENTS—37.3%

Money Market Mutual Funds—37.3%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.030%)	14,978,309	$14,978
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $14,978)		14,978
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 114.9% (Identified Cost $46,076)		46,097	(1)

SECURITIES SOLD SHORT—(4.5)%

Exchange Traded Funds—(4.5)%
iShares 20+ Year Treasury Bond ETF	(5,471)	(608)
JPMorgan Alerian MLP Index ETN	(14,338)	(695)
SPDR S&P 500 ETF Trust	(2,604)	(491)

		(1,794)
TOTAL SECURITIES SOLD SHORT (Proceeds $1,790)		(1,794	)(1)
TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 110.4% (Identified Cost $44,286)		44,303
Other assets and liabilities,net — (10.4)%		(4,179)

NET ASSETS — 100.0%		$40,124

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at April 30, 2014, see Note 10 Federal Income Tax Information in the Notes

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT(Concluded)

APRIL 30, 2014 (UNAUDITED)

($ are reported in thousands)

to Financial Statements.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(3)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities amounted to a value of $7,464 or 18.6% of net assets.

(5)	Zero coupon bond. The rate indicated represents the yield to maturity at time of purchase.
(6)	Variable or step coupon security; interest rate

shown reflects the rate in effect at April 30, 2014.
(7)	No contractual maturity date.
(8)	100% of the income received was in cash.
(9)	This loan will settle after April 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(10)	Non-income producing.
(11)	All or a portion segregated as collateral for securities sold short.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
GDR	Global Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company

REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Foreign Currencies:
EUR	European Currency Unit
MXN	Mexican Peso

Country Weightings (Unaudited)†
United States	77%
United Kingdom	3
Marshall Islands	3
Canada	2
Luxembourg	1
Other	14
Total	100%
†% of total investments, net of securities sold short, as of April 30, 2014

Foreign currency exchange contracts as of April 30, 2014 were as follows:

($ reported in whole dollars)

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,923,000	USD	146,559	JPMorgan Chase Bank N.A.	5/05/14	$ 428
USD	128,046	EUR	92,744	JPMorgan Chase Bank N.A.	11/03/14	(590)
Total						$(162)

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2014 (See Security Valuation Note 2B in the Notes to Financial Statements):

($ reported in thousands)

	Total Value at April 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$934	$—	$934	$—
Municipal Bonds	107	—	107	—
Corporate Bonds	11,963	—	11,963	—
Loan Agreements	4,062	—	4,062	—
Equity Securities:
Preferred Stock	374	127	247	—
Common Stocks	4,065	4,065	—	—
Master Limited Partnerships	5,380	5,380	—	—
Real Estate Investment Trusts	4,234	4,234	—	—
Short-Term Investment	14,978	14,978	—	—
Foreign Currency Exchange Contracts	—*	—	—*	—

Total Assets	46,097	28,784	17,313	—

Liabilities:
Securities Sold Short	(1,794)	(1,794)	—	—
Foreign Currency Exchange Contracts	—*	—	—*	—

Total Liabilities	$(1,794)	$(1,794)	$—	$—

There were no transfers between Level 1 and Level 2 for the period.

Footnote Legend:

*	Amount is less than $500.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

APRIL 30, 2014 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—21.7%
Agency—5.6%
FFCB 0.300%, 11/7/16(2)	$600	$601
FHLB 0.310%, 11/7/16(2)	600	601
FNMA 0.750%, 12/19/14	600	603

		1,805

Non-Agency—16.1%
United States Treasury Inflation Indexed Bonds 0.625%, 1/15/24	4,000	4,082
1.375%, 2/15/44	1,000	1,061

		5,143

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $6,949)		6,948

MUNICIPAL BONDS—0.2%
New Jersey—0.2%
Tobacco Settlement Financing Corp. Series 1-A 5.000%, 6/1/41	85	67

TOTAL MUNICIPAL BONDS (Identified Cost $66)		67

CORPORATE BONDS—7.8%
Consumer Discretionary—0.9%
APX Group, Inc. 6.375%, 12/1/19	30	31
8.750%, 12/1/20	95	97
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 7/1/19(3)	45	48
JC Penney Corp., Inc. 5.650%, 6/1/20	80	65
Liberty Interactive LLC 8.250%, 2/1/30	55	60

		301

Consumer Staples—0.6%
New Albertsons, Inc. 7.750%, 6/15/26	100	86
SUPERVALU, Inc. 6.750%, 6/1/21	95	97

		183

	PAR VALUE	VALUE
Energy—1.0%
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	$190	$193
SandRidge Energy, Inc. 7.500%, 2/15/23	120	128

		321

Financials—4.0%
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	45	47
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(3)(4)	20	20
Citigroup, Inc. Series M 6.300%(2)(5)	80	80
Royal Bank of Canada 144A 0.060%, 6/2/15(2)(3)	530	526
Societe Generale SA 144A 0.152%, 6/2/15(3)(6)	530	523
Sprint Capital Corp. 6.875%, 11/15/28	50	50
8.750%, 3/15/32	30	33

		1,279

Health Care—0.2%
Kindred Healthcare, Inc. 144A 6.375%, 4/15/22(3)	65	66

Industrials—0.4%
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	65	65
Tervita Corp. 144A 8.000%, 11/15/18(3)	65	66

		131

Information Technology—0.3%
First Data Corp. 11.250%, 1/15/21	40	46
11.750%, 8/15/21	50	53

		99

	PAR VALUE	VALUE

Materials—0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(3)	$65	$66

Telecommunication Services—0.2%
Sprint Corp. 144A 7.125%, 6/15/24(3)	45	47

TOTAL CORPORATE BONDS (Identified Cost $2,497)		2,493

LOAN AGREEMENTS—0.8%

Consumer Discretionary—0.5%
Clear Channel Communications, Inc. Tranche D, 0.000%, 1/30/19(7)	140	139
Totes Isotoner Corp. 0.000%, 5/1/21(7)	20	20

		159

Consumer Staples—0.1%
Supervalu, Inc. 0.000%, 3/21/19(7)	35	35

Health Care—0.1%
Kindred Healthcare, Inc. 0.000%, 4/9/21(7)	30	30

Industrials—0.1%
Koosharem LLC 0.000%, 5/16/20(7)	50	50

TOTAL LOAN AGREEMENTS (Identified Cost $273)		274

	SHARES

PREFERRED STOCK—0.5%

Financials—0.5%
Ally Financial, Inc. Series G 144A 7.000%(3)	160	158
Morgan Stanley Series G 6.625%	750	19

		177
TOTAL PREFERRED STOCK (Identified Cost $179)		177

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—15.5%
Consumer Discretionary—1.4%
Eutelsat Communications SA	6,300	$215
SES SA	6,500	245

		460

Energy—1.7%
Gaslog Ltd.	3,336	89
Kinder Morgan Management LLC(8)	3,020	218
Williams Cos, Inc. (The)	5,216	220

		527

Industrials—6.0%
Aeroports de Paris	1,166	145
ASTM SpA	2,900	49
Atlantia SpA	15,000	390
CSX Corp.	10,200	288
Flughafen Wien AG	200	20
Flughafen Zuerich AG	242	153
Fraport AG Frankfurt Airport Services Worldwide	2,994	221
Macquarie Atlas Roads Group	25,400	73
Norfolk Southern Corp.	2,300	217
Societa Iniziative Autostradali e Servizi SpA	6,100	72
Vinci SA	3,800	287

		1,915

Utilities—6.4%
California Water Service Group	3,100	70
DUET Group	84,600	171
Hera SpA	40,400	119
Pennon Group PLC	17,300	221
PG&E Corp.	7,500	342
SJW Corp.	1,600	44
Snam SpA	22,200	133
SP AusNet	132,886	173
Spark Infrastructure Group	88,500	145
Terna Rete Elettrica Nazionale SpA	26,700	144
Toho Gas Co. Ltd.	20,000	98
Tokyo Gas Co. Ltd.	76,000	398

		2,058

TOTAL COMMON STOCKS (Identified Cost $4,940)		4,960

	SHARES	VALUE
MASTER LIMITED PARTNERSHIPS—18.0%
Gas-Distribution—1.1%
Enable Midstream Partners LP(8)	7,489	$185
NGL Energy Partners LP	4,589	178

		363

Oil Components-Exploration and Production—0.6%
Summit Midstream Partners LP	4,048	183

Oil-Field Services—0.6%
Exterran Partners LP	6,660	195
Sprague Resources LP	141	3

		198

Oil-Refining and Marketing—0.3%
Northern Tier Energy LP	3,349	90

Pipelines—14.8%
Access Midstream Partners LP	2,970	176
Buckeye Partners LP	3,383	258
Energy Transfer Equity LP	9,909	462
Energy Transfer Partners LP	8,074	445
Enterprise Products Partners LP(9)	12,125	887
Kinder Morgan Energy Partners LP	5,639	425
Magellan Midstream Partners LP	5,828	432
MarkWest Energy Partners LP	2,715	172
MPLX LP	1,603	87
Plains All American Pipeline LP	10,702	597
Plains GP Holdings LP Class A	6,493	179
QEP Midstream Partners LP	3,903	93
Rose Rock Midstream LP	2,158	90
Targa Resources Partners LP	1,480	88
Tesoro Logistics LP	2,782	178
Williams Partners LP	3,392	175

		4,744

	SHARES	VALUE

Transportation-Marine—0.6%
Teekay LNG Partners Ltd.	4,081	$175

TOTAL MASTER LIMITED PARTNERSHIPS (Identified Cost $5,796)		5,753

REAL ESTATE INVESTMENT TRUSTS—15.1%

Apartments—2.8%
AvalonBay Communities, Inc.	2,717	371
Camden Property Trust	2,542	174
Equity Residential	6,065	361

		906

Diversified—0.6%
Vornado Realty Trust	1,795	184

Health Care—1.5%
HCP, Inc.	5,455	228
Senior Housing Properties Trust	1,352	32
Ventas, Inc.	3,409	225

		485

Industrial—0.5%
Prologis, Inc.	3,582	145
Terreno Realty Corp.	809	15

		160

Infrastructure—1.3%
American Tower Corp.	5,028	420

Lodging/Resort—1.1%
DiamondRock Hospitality Co.	5,168	64
LaSalle Hotel Properties	4,788	158
RLJ Lodging Trust	3,387	90
Sunstone Hotel Investors, Inc.	1,741	25

		337

Mixed—0.2%
Duke Realty Corp.	4,398	77

Office—1.5%
Alexandria Real Estate Equities, Inc.	1,011	75
BioMed Realty Trust, Inc.	2,266	47
Boston Properties, Inc.	2,920	342

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE
Office—continued
Corporate Office Properties Trust	813	$22

		486

Regional Malls—2.9%
CBL & Associates Properties, Inc.	3,906	71
General Growth Properties, Inc.	5,976	137
Simon Property Group, Inc.	3,713	643
Taubman Centers, Inc.	1,037	76

		927

Self Storage—0.9%
CubeSmart	1,975	37
Public Storage	1,406	247

		284

Shopping Centers—1.0%
DDR Corp.	4,304	74
Federal Realty Investment Trust	1,407	165
Retail Properties of America, Inc. Class A	3,392	49
Weingarten Realty Investors	1,170	36

		324

Timber—0.8%
Rayonier, Inc.	1,429	64
Weyerhaeuser Co.	6,056	181

		245

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost $4,770)		4,835

TOTAL LONG TERM INVESTMENTS — 79.6%
(Identified Cost $25,470)		25,507

SHORT-TERM INVESTMENTS—24.5%
Money Market Mutual Funds—24.5%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.030%)	7,834,668	7,835

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,835)		7,835

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 104.1%
(Identified Cost $33,305)		33,342	(1)

SHARES		VALUE
SECURITIES SOLD SHORT—(6.0)%
Exchange Traded Funds—(6.0)%
iShares 20+ Year Treasury Bond ETF	(5,848)	$(650)
JPMorgan Alerian MLP Index ETN	(15,325)	(743)
SPDR S&P 500 ETF Trust	(2,783)	(524)

		(1,917)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,913)		(1,917	)(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 98.1%
(Identified Cost $31,392)		$31,425
Other assets and liabilities, net — 1.9%		611

NET ASSETS — 100.0%		$32,036

Footnote Legend:

(1)     Federal Income Tax Information: For tax information at April 30, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

(2)    Variable or step coupon security; interest rate shown reflects the rate in effect at April 30, 2014.

(3)    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities amounted to a value of $1,632 or 5.1% of net assets.

(4)    100% of the income received was in cash.

(5)    No contractual maturity date.

(6)    Zero coupon bond. The rate indicated represents the yield to maturity at time of purchase.

(7)    This loan will settle after April 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(8)    Non-income producing.

(9)    All or a portion segregated as collateral for securities sold short.

Abbreviations:

ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association (“Fannie Mae”)
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership
PIK	Payment-in-Kind Security
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Country Weightings (Unaudited)†
United States	83%
France	4
Italy	3
Canada	2
Australia	2
Japan	2
Other	4
Total	100%
† % of total investments, net of securities sold short, as of April 30, 2014

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

Financial futures contracts as of April 30, 2014 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation Depreciation
Euro FX Currency Future	June 2014	(2)	$ (346,750)	$ (1,532)
U.S. 10 Year Treasury Note	June 2014	(23)	(2,861,703)	(12,992)
U.S. Ultra Bond	June 2014	(15)	(2,209,219)	(10,723)
Total				$(25,247)

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2014 (See Security Valuation Note 2B in the Notes to Financial Statements):

($ reported in thousands)

	Total Value at April 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$6,948	$—	$6,948	$ —
Municipal Bonds	67	—	67	—
Corporate Bonds	2,493	—	2,493	—
Loan Agreements	274	—	274	—
Equity Securities:
Preferred Stock	177	19	158	—
Common Stocks	4,960	4,960	—	—
Master Limited Partnerships	5,753	5,753	—	—
Real Estate Investment Trusts	4,835	4,835	—	—
Short-Term Investment	7,835	7,835	—	—

Total Assets	33,342	23,402	9,940	—

Liabilities:
Securities Sold Short	(1,917)	(1,917)	—	—
Futures Contracts	(25)	(25)	—	—

Total Liabilities	$(1,942)	$(1,942)	$—	$ —

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

APRIL 30, 2014 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—1.1%
Development Bank of Mongolia LLC RegS 5.750%, 3/21/17(2)	$200	$190
EMATUM Via Mozambique EMATUM Finance RegS 6.305%, 9/11/20(2)(3)	200	194
Ukraine Government International Bond 6.580%, 11/21/16	100	85
Zambia Government International Bond RegS 5.375%, 9/20/22(2)	200	178
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $646)		647
MUNICIPAL BONDS—0.1%
New Jersey—0.1%
Tobacco Settlement Financing Corp. Series 1-A 5.000%, 6/1/41	95	75
TOTAL MUNICIPAL BONDS (Identified Cost $74)		75
CORPORATE BONDS—13.8%
Consumer Discretionary—2.6%
APX Group, Inc. 6.375%, 12/1/19 8.750%, 12/1/20	35 100	36 102
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	615	643
Dave & Buster’s Entertainment, Inc. 144A 9.379%, 2/15/16(4)(5)	375	319
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 7/1/19(4)	50	54
Edcon Pty Ltd. RegS 9.500%, 3/1/18(2)	150	149
JC Penney Corp., Inc. 5.650%, 6/1/20	90	73
Liberty Interactive LLC 8.250%, 2/1/30	60	66

	PAR VALUE	VALUE
Consumer Discretionary—continued
Servicios Corporativos Javer SAPI de CV RegS 9.875%, 4/6/21(2)	$75	$81
WMG Acquisition Corp. 144A 6.750%, 4/15/22(4)	30	30

		1,553

Consumer Staples—0.3%
New Albertsons, Inc. 7.750%, 6/15/26	110	94
SUPERVALU, Inc. 4.500%, 6/1/21	100	102

		196

Energy—2.2%
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(2)	200	198
MIE Holdings Corp. 144A 7.500%, 4/25/19(4)	200	202
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	95	86
Pacific Rubiales Energy Corp. RegS 5.125%, 3/28/23(2)	100	97
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(2)	67	61
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	205	208
SandRidge Energy, Inc. 7.500%, 2/15/23	130	139
Seitel, Inc. 9.500%, 4/15/19	205	214
YPF SA RegS 8.875%, 12/19/18(2)	90	94

		1,299

Financials—1.8%
Atento Luxco 1 SA RegS 7.375%, 1/29/20(2)	150	151
Banco do Brasil SA 6.250%(6)(7)	200	170
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(4)	50	53
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(4)(8)	20	20

	PAR VALUE		VALUE
Financials—continued
Cirsa Funding Luxembourg SA RegS 8.750%, 5/15/18(2)	$50	EUR	$72
Citigroup, Inc. Series M 6.300%(6)(7)	85		85
Greektown Holdings LLC/Greektown Mothership Corp. 144A 8.875%, 3/15/19(4)	344		356
Newcrest Finance Pty Ltd. 144A 4.200%, 10/1/22(4)	35		32
Pan American Energy LLC/Argentine Branch RegS 7.875%, 5/7/21(2)	30		30
Sprint Capital Corp. 6.875%, 11/15/28	55		55
8.750%, 3/15/32	30		33

			1,057

Health Care—0.1%
Kindred Healthcare, Inc. 144A 6.375%, 4/15/22(4)	70		71

Industrials—4.6%
CEVA Group PLC 144A 7.000%, 3/1/21(4)	308		318
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(4)	70		70
JBS Investments GmbH 144A 7.250%, 4/3/24(4)	200		203
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(4)	223		238
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(4)	328		358
Optima Specialty Steel, Inc. 144A 12.500%, 12/15/16(4)	615		667
Red de Carreteras de Occidente SAPIB de CV RegS 9.000%, 6/10/28(2)	2,000	MXN	143

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Ridgebury Crude Tankers LLC 144A 7.625%, 3/20/17(4)	$308	$317
Tervita Corp. 144A 8.000%, 11/15/18(4)	373	379

		2,693

Information Technology—0.2%
First Data Corp.
11.250%, 1/15/21	45	52
11.750%, 8/15/21	55	59

		111

Materials—1.0%
CEMEX Espana SA 144A 9.250%, 5/12/20(4)	70	76
First Quantum Minerals Ltd. RegS 7.000%, 2/15/21(2)	30	31
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(2)	200	181
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(4)	70	71
Vedanta Resources PLC RegS 7.125%, 5/31/23(2)	200	200

		559

Telecommunication Services—0.9%
Avanti Communications Group PLC 144A 10.000%, 10/1/19(4)	308	333
Axtel SAB de CV RegS 8.000%, 1/31/20(2)(6)	90	92
Intelsat Jackson Holdings SA 144A 5.500%, 8/1/23(4)	45	44
Sprint Corp. 144A 7.125%, 6/15/24(4)	50	52

		521

Utilities—0.1%
NRG Energy, Inc. 144A 6.250%, 5/1/24(4)	30	30
TOTAL CORPORATE BONDS (Identified Cost $8,090)		8,090

	PAR VALUE	VALUE
CONVERTIBLE BONDS—4.7%
Consumer Discretionary—0.7%
Griffon Corp. 144A 4.000%, 1/15/17(4)	$50	$55
HomeAway, Inc. 144A 0.125%, 4/1/19(4)	85	82
KB Home 1.375%, 2/1/19	55	54
Liberty Media Corp. 144A 1.375%, 10/15/23(4)	85	82
Priceline Group, Inc. (The) 144A 0.350%, 6/15/20(4)	45	54
Trulia, Inc. 144A 2.750%, 12/15/20(4)	80	96

		423

Consumer Staples—0.1%
Vector Group Ltd. 1.750%, 4/15/20	60	63

Energy—0.5%
Alon USA Energy, Inc. 144A 3.000%, 9/15/18(4)	45	57
Cobalt International Energy, Inc. 2.625%, 12/1/19	70	66
Goodrich Petroleum Corp. 5.000%, 10/1/32	50	58
Peabody Energy Corp. 4.750%, 12/15/41	105	84

		265

Financials—1.1%
American Realty Capital Properties, Inc. 3.000%, 8/1/18	90	93
American Residential Properties OP LP 144A 3.250%, 11/15/18(4)	50	54
Apollo Commercial Real Estate Finance, Inc. 5.500%, 3/15/19	55	59
Campus Crest Communities Operating Partnership LP 144A 4.750%, 10/15/18(4)	60	59

	PAR VALUE	VALUE
Financials—continued
Cowen Group, Inc. 144A 3.000%, 3/15/19(4)	$80	$ 84
iStar Financial, Inc. 144A 1.500%, 11/15/16(4)	55	60
National Health Investors, Inc. 3.250%, 4/1/21	60	60
Redwood Trust, Inc. 4.625%, 4/15/18	70	76
Resource Capital Corp. 6.000%, 12/1/18	90	90

		635

Health Care—1.2%
Albany Molecular Research, Inc. 144A 2.250%, 11/15/18(4)	70	86
Auxilium Pharmaceuticals, Inc. 1.500%, 7/15/18	75	89
Cepheid, Inc. 144A 1.250%, 2/1/21(4)	60	60
Cubist Pharmaceuticals, Inc. 144A 1.875%, 9/1/20(4)	100	116
Emergent Biosolutions, Inc. 144A 2.875%, 1/15/21(4)	50	56
Healthways, Inc. 1.500%, 7/1/18	50	56
Hologic, Inc. 4.000%, 12/15/43(6)	50	53
InterMune, Inc. 2.500%, 9/15/18	100	126
Orexigen Therapeutics, Inc. 144A 2.750%, 12/1/20(4)	70	72

		714

Industrials—0.2%
Encore Capital Group, Inc. 144A 2.875%, 3/15/21(4)	45	44
InvenSense, Inc. 144A 1.750%, 11/1/18(4)	50	60

		104

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in thousands)

	PAR
	VALUE	VALUE
Information Technology—0.5%
Citrix Systems, Inc. 144A 0.500%, 4/15/19(4)	$45	$45
Rudolph Technologies, Inc. 144A 3.750%, 7/15/16(4)	65	68
Take-Two Interactive Software, Inc. 1.000%, 7/1/18	55	64
TTM Technologies, Inc. 1.750%, 12/15/20	55	59
Web.com Group, Inc. 1.000%, 8/15/18	45	50

		286

Materials—0.2%
B2Gold Corp. 144A 3.250%, 10/1/18(4)	55	59
Stillwater Mining Co. 1.750%, 10/15/32	40	55

		114

Utilities—0.2%
Solazyme, Inc. 5.000%, 10/1/19	125	132
TOTAL CONVERTIBLE BONDS (Identified Cost $2,757)		2,736
LOAN AGREEMENTS—4.8%
Consumer Discretionary—0.3%
Clear Channel Communications, Inc. Tranche D, 0.000%, 1/30/19(9)	150	149
Totes Isotoner Corp. 0.000%, 5/1/21(9)	25	25

		174

Consumer Staples—0.1%
Supervalu, Inc. 0.000%, 3/21/19(9)	40	40

Financials—1.4%
Datapipe, Inc. Second Lien 0.000%, 9/16/19(9)	513	516
Omnitracs, LLC (Coronado Holdings, LLC) Second Lien, 0.000%, 5/25/21(9)	308	311

		827

	PAR
	VALUE	VALUE
Health Care—0.3%
American Pacific Corp. 0.000%, 2/27/19(9)	$164	$165
Kindred Healthcare, Inc. 0.000%, 4/9/21(9)	35	35

		200

Industrials—0.1%
Koosharem LLC 0.000%, 5/16/20(9)	50	51

Information Technology—2.1%
TelX Group, Inc., (The) Second Lien 0.000%, 4/9/21(9)	615	619
Vitera Healthcare Solutions, LLC First Lien 0.000%, 11/4/20(9)	615	612

		1,231

Utilities—0.5%
Sabine Oil & Gas LLC (fka NFR Energy LLC) 0.000%, 12/31/18(9)	308	312
TOTAL LOAN AGREEMENTS (Identified Cost $2,835)		2,835
SHARES
PREFERRED STOCK—0.4%
Consumer Staples—0.1%
Bunge Ltd. 4.88%	200	$21

Financials—0.3%
Ally Financial, Inc. Series G 144A 7.00%(4)	175	174
Morgan Stanley Series G 6.62%	850	21

		195
TOTAL PREFERRED STOCK (Identified Cost $217)		216
COMMON STOCKS—27.3%
Consumer Discretionary—6.8%
Advance Auto Parts, Inc.	1,945	236
Chipotle Mexican Grill, Inc.(10)	124	62

	SHARES	VALUE

Consumer Discretionary—continued
DIRECTV(10)	432	$33
DISH Network Corp.(10)	9,172	521
Eutelsat Communications SA	3,800	130
Foot Locker, Inc.	2,825	131
Ford Motor Co.	30,500	493
General Motors Co.(11)	17,600	607
Jarden Corp.(10)	2,076	119
Johnson Controls, Inc.	1,619	73
Liberty Media Corp.(10)	1,975	256
Meritage Homes Corp.(10)	773	30
Royal Caribbean Cruises Ltd.	298	16
ServiceNow, Inc.(10)	910	45
SES SA	3,900	147
Signet Jewelers Ltd.	1,780	180
Starwood Hotels & Resorts Worldwide, Inc.	3,139	241
Time Warner Cable, Inc.	2,142	303
Ulta Salon Cosmetics & Fragrance, Inc.(10)	202	18
Viacom, Inc. Class B	2,078	177
Walt Disney Co. (The)	1,281	102
Whirlpool Corp.	256	39

		3,959

Consumer Staples—0.5%
Chiquita Brands International, Inc.(10)	5,185	60
Constellation Brands, Inc.(10)	1,544	123
Cott Corp.	4,790	39
Pilgrim’s Pride Corp.(10)	1,112	24
Tyson Foods, Inc. Class A	791	33

		279

Energy—2.5%
EP Energy Corp. Class A(10)	392	7
Gaslog Ltd.	3,012	81
Halliburton Co.	1,696	107
Hess Corp.(11)	9,900	883
Kinder Morgan Management LLC(10)	2,727	197

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE
Energy—continued
Williams Cos, Inc. (The)	4,709	$198

		1,473

Financials—2.4%
Ally Financial, Inc.(10)	1,102	27
AON PLC	623	53
Arthur J Gallagher & Co.	355	16
Berkshire Hathaway, Inc. Class B(10)	1,078	139
Citigroup, Inc.	5,603	269
Genworth Financial, Inc. Class A(10)	2,040	36
Goldman Sachs Group, Inc. (The)	847	135
Invesco Ltd.	3,417	120
JPMorgan Chase & Co.	4,435	248
MetLife, Inc.	5,019	263
Prudential Financial, Inc.	597	48
Realogy Holdings Corp.(10)	450	19
Santander Consumer USA Holdings, Inc.	886	20
T Rowe Price Group, Inc.	193	16
TD Ameritrade Holding Corp.	748	24

		1,433

Health Care—1.4%
Actavis plc	915	187
Amgen, Inc.	1,628	182
Baxter International, Inc.	403	29
Biogen Idec, Inc.(10)	201	58
Bristol-Myers Squibb Co.	1,303	65
Express Scripts Holding Co.(10)	220	15
Forest Laboratories, Inc.(10)	1,954	179
Sanofi ADR	662	36
Teva Pharmaceutical Industries Ltd. ADR	1,309	64

		815

Industrials—3.8%
Aeroports de Paris	711	88
Air Canada Class B(10)	2,450	17
American Airlines Group, Inc.(10)	1,677	59
ASTM SpA	1,700	29
Atlantia SpA	9,000	234

	SHARES	VALUE
Industrials—continued
Copa Holdings SA, Class A	47	$6
CSX Corp.	6,100	172
Danaher Corp.	3,047	224
Flughafen Wien AG	150	15
Flughafen Zuerich AG	147	93
Fraport AG Frankfurt Airport Services Worldwide	1,816	134
Hertz Global Holdings, Inc.(10)	6,168	176
Hubbell, Inc. Class B	998	117
JetBlue Airways Corp.(10)	6,500	51
Macquarie Atlas Roads Group	15,300	44
Metalico, Inc.(10)	15,700	24
Norfolk Southern Corp.	1,350	128
Pentair Ltd.	2,802	208
Societa Iniziative Autostradali e Servizi SpA	3,700	44
Tyco International Ltd.	3,758	154
United Continental Holdings, Inc.(10)	399	16
Vinci SA	2,300	173
Waste Connections, Inc.	690	31

		2,237

Information Technology—3.4%
Activision Blizzard, Inc.	7,234	145
Alliance Data Systems Corp.(10)	179	43
ASML Holding NV	1,878	153
Cognizant Technology Solutions Corp.(10)	3,411	163
Facebook, Inc.(10)	2,747	164
FleetCor Technologies, Inc.(10)	377	43
Microsoft Corp.	5,110	206
NetSuite, Inc.(10)	395	31
Teradata Corp.(10)	977	44
VeriSign, Inc.(10)	2,631	124
Yahoo Japan Corp.	56,800	247
Yahoo!, Inc.(10)	15,600	561
Yandex NV, Class A(10)	2,358	63

		1,987

Materials—1.1%
Agrium, Inc.	197	19
Ashland, Inc.	1,871	181
International Paper Co.	4,879	228

	SHARES	VALUE
Materials—continued
LyondellBasell Industries NV, Class A	735	$68
Methanex Corp.	864	53
PPG Industries, Inc.	180	35
Thompson Creek Metals Co., Inc.(10)	9,180	24
United States Steel Corp.	236	6
Valspar Corp. (The)	794	58

		672

Telecommunication Services—3.3%
Philippine Long Distance Telephone Co. ADR	467	30
SoftBank Corp.	8,700	646
Sprint Corp.(10)(11)	69,700	593
T-Mobile US, Inc.(10)	22,600	662

		1,931

Utilities—2.1%
California Water Service Group	1,900	43
DUET Group	50,000	101
Hera SpA	24,300	72
Pennon Group PLC	10,400	133
PG&E Corp.	4,500	205
SJW Corp.	1,000	27
Snam SpA	13,700	82
SP AusNet	79,932	104
Spark Infrastructure Group	53,300	87
Terna Rete Elettrica Nazionale SpA	16,100	87
Toho Gas Co. Ltd.	12,000	59
Tokyo Gas Co. Ltd.	45,000	236

		1,236
TOTAL COMMON STOCKS (Identified Cost $15,943)		16,022
MASTER LIMITED PARTNERSHIPS—8.9%
Gas-Distribution—0.6%
Enable Midstream Partners LP(10)	6,761	167
NGL Energy Partners LP	4,143	160

		327

Oil Components-Exploration and Production— 0.3%
Summit Midstream Partners LP	3,655	165

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE
Oil-Field Services—0.3%
Exterran Partners LP	$6,012	$176
Sprague Resources LP	127	3

		179

Oil-Refining and Marketing—0.1%
Northern Tier Energy LP	3,023	82

Pipelines—7.3%
Access Midstream Partners LP	2,681	159
Buckeye Partners LP	3,054	233
Energy Transfer Equity LP	8,945	417
Energy Transfer Partners LP	7,289	402
Enterprise Products Partners LP(11)	10,945	800
Kinder Morgan Energy Partners LP	5,091	384
Magellan Midstream Partners LP	5,261	390
MarkWest Energy Partners LP	2,451	155
MPLX LP	1,447	78
Plains All American Pipeline LP	9,662	539
Plains GP Holdings LP Class A	5,862	162
QEP Midstream Partners LP	3,523	84
Rose Rock Midstream LP	1,948	81
Targa Resources Partners LP	1,336	79
Tesoro Logistics LP	2,511	161
Williams Partners LP	3,062	158

		4,282

Transportation-Marine—0.3%
Teekay LNG Partners Ltd.	3,684	158

TOTAL MASTER LIMITED PARTNERSHIPS (Identified Cost $5,232)		5,193

REAL ESTATE INVESTMENT TRUSTS—5.2%
Apartments—0.9%
AvalonBay Communities, Inc.	1,636	223
Camden Property Trust	1,530	105
Equity Residential	3,648	217

		545

	SHARES	VALUE
Diversified—0.2%
Vornado Realty Trust	1,081	$111

Health Care—0.5%
HCP, Inc.	3,283	137
Senior Housing Properties Trust	814	19
Ventas, Inc.	2,052	136

		292

Industrial—0.2%
Prologis, Inc.	2,156	87
Terreno Realty Corp.	487	9

		96

Infrastructure—0.4%
American Tower Corp.	3,025	253

Lodging/Resort—0.3%
DiamondRock Hospitality Co.	3,110	38
LaSalle Hotel Properties	2,882	95
RLJ Lodging Trust	2,039	55
Sunstone Hotel Investors, Inc.	1,049	15

		203

Mixed—0.1%
Duke Realty Corp.	2,647	46

Mortgage—0.2%
NorthStar Realty Finance Corp.	8,448	135

Office—0.5%
Alexandria Real Estate Equities, Inc.	608	45
BioMed Realty Trust, Inc.	1,363	28
Boston Properties, Inc.	1,757	206
Corporate Office Properties Trust	490	13

		292

Regional Malls—1.0%
CBL & Associates Properties, Inc.	2,351	43
General Growth Properties, Inc.	3,597	83
Simon Property Group, Inc.	2,234	387
Taubman Centers, Inc.	624	45

		558

	SHARES	VALUE

Self Storage—0.3%
CubeSmart	1,188	$22
Public Storage	846	149

		171

Shopping Centers—0.3%
DDR Corp.	2,590	44
Federal Realty Investment Trust	847	100
Retail Properties of America, Inc. Class A	2,042	29
Weingarten Realty Investors	703	22

		195

Timber—0.3%
Rayonier, Inc.	860	39
Weyerhaeuser Co.	3,645	109

		148

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $3,001)		3,045

CONTRACTS

PURCHASED OPTIONS—0.0%

Call Options—0.0%
Dow Chemical Co. expiring 6/21/14 Strike Price $50	10	$1
General Motors Co. expiring 1/17/15 Strike Price $38	5	1
NorthStar Realty Finance Corp. expiring 6/21/14 Strike Price $18	3	—	(12)

		2

TOTAL PURCHASED OPTIONS (Identified Cost $2)		2

TOTAL LONG TERM INVESTMENTS — 66.3%
(Identified Cost $38,797)		38,861

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—37.5%
Money Market Mutual Funds—37.5%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.030%)	21,994,783	$21,995
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $21,995)		21,995
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 103.8% (Identified Cost $60,792)		60,856	(1)
SECURITIES SOLD SHORT—(7.4)%
Diversified—(0.1)%
American Realty Capital Properties, Inc.	(2,055)	(27)

Energy—0.0%
Goodrich Petroleum Corp.(10)	(570)	(14)

Exchange Traded Funds—(6.6)%
Energy Select Sector SPDR Fund	(8,800)	(825)
iShares 20+ Year Treasury Bond ETF	(5,281)	(586)
iShares Russell 2000 ETF	(7,000)	(784)
iShares US Real Estate ETF	(6,600)	(460)
JPMorgan Alerian MLP Index ETN	(13,837)	(671)
SPDR S&P 500 ETF Trust	(2,923)	(551)

		(3,877)

Information Technology—0.0%
Trulia, Inc.(10)	(560)	(19)

Materials—0.0%
Dow Chemical Co. (The)	(79)	(4)

Telecommunication Services—(0.7)%
AT&T, Inc.	(10,800)	(386)
TOTAL SECURITIES SOLD SHORT (Proceeds $4,293)		(4,327	)(1)

VALUE
TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 96.4% (Identified Cost $56,499)	56,529
Other assets and liabilities,net — 3.6%	2,140

NET ASSETS — 100.0%	$58,669

Footnote Legend:

(1)      Federal Income Tax Information: For tax information at April 30, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

(2)      Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(3)      This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(4)      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities amounted to a value of $6,459 or 10.1% of net assets.

(5)      Zero coupon bond. The rate indicated represents the yield to maturity at time of purchase.

(6)      Variable or step coupon security; interest rate shown reflects the rate in effect at April 30, 2014.

(7)      No contractual maturity date.

(9)      This loan will settle after April 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(8)      100% of the income received was in cash.

(10)     Non-income producing.

(11)     All or a portion segregated as collateral for securities sold short.

(12)     Amount is less than $500.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
LP	Limited Partnership
MLP	Master Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Currency Unit
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Country Weightings (Unaudited)†
United States	84%
Japan	2
United Kingdom	2
Marshall Islands	1
Canada	1
Italy	1
China	1
Other	8
Total	100%
† % of total investments, net of securities sold short, as of April 30, 2014

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

Financial futures contracts as of April 30, 2014 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)

CAC 40 10 Euro Futures	May 2014	1	$61,584	$ 512
Hang Seng Index Futures	May 2014	(1)	(140,832)	365
10-Year Mini JGB Future	June 2014	8	1,134,880	(474)
Australian 10-Year Bond Future	June 2014	3	2,411,135	(549)
Brent Crude Futures	June 2014	3	324,210	(6,633)
DAX Index Future	June 2014	1	333,363	4,384
DJIA E-Mini	June 2014	4	330,220	2,775
Euro - Bund Future	June 2014	7	1,402,892	4,087
Euro STOXX 50	June 2014	10	436,073	3,807
FTSE 100 Index Futures	June 2014	2	227,770	2,768
Gold 100 OZ Futures	June 2014	1	129,590	(492)
LME Electrolytic Copper Futures	June 2014	(2)	(332,700)	6,798
LME Primary Aluminum Futures	June 2014	(1)	(44,531)	2,218
Long Gilt Future	June 2014	2	372,598	100
NASDAQ 100 E-Mini	June 2014	6	428,790	1,687
Natural Gas Futures	June 2014	3	144,450	2,915
Nikkei 225	June 2014	1	69,701	(712)
Russell 2000 Mini Index	June 2014	3	337,080	(3,904)
S&P 500 E-Mini Future	June 2014	5	469,475	2,743
TOPIX Index Future	June 2014	(6)	(678,708)	1,906
U.S. Treasury 30-Year Bond Futures	June 2014	6	809,625	182
WTI Crude Futures	June 2014	1	99,740	(1,642)
Cocoa Futures	July 2014	3	93,614	(444)
Coffee ’C’ Future	July 2014	1	77,194	(1,952)
Corn Future	July 2014	4	103,800	1,516
KC HRW Wheat Future	July 2014	3	121,875	5,229
Silver Future	July 2014	(1)	(95,870)	2,828
Soybean Future	July 2014	1	75,638	1,585
Soybean Meal Future	July 2014	2	98,740	3,536
Sugar No. 11	July 2014	(1)	(19,846)	177
3-Month Euro Euribor	September 2015	35	12,091,745	6,234
90-Day Sterling Futures	September 2015	(6)	(1,248,755)	(278)
Total				$41,272

Foreign currency exchange contracts as of April 30, 2014 were as follows:
Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD*	519,227	USD	479,851	Bank of America N.A.	6/20/14	$797
AUD*	33,690	USD	31,026	Bank of America N.A.	6/20/14	161
AUD*	52,932	USD	48,963	Bank of America N.A.	6/20/14	36
CAD*	1,950	USD	1,766	Bank of America N.A.	6/20/14	11
CHF*	7,852	USD	8,915	Bank of America N.A.	6/20/14	10
CHF*	387,707	USD	439,954	Bank of America N.A.	6/20/14	743
CHF*	32,033	USD	36,452	Bank of America N.A.	6/20/14	(40)
EUR*	39,758	USD	55,007	Bank of America N.A.	6/20/14	144
EUR*	871,026	USD	1,204,619	Bank of America N.A.	6/20/14	3,642
EUR*	74,952	USD	103,963	Bank of America N.A.	6/20/14	8
EUR*	13,793	USD	19,048	Bank of America N.A.	6/20/14	85
GBP*	5,524	USD	9,292	Bank of America N.A.	6/20/14	31
GBP*	471,613	USD	792,170	Bank of America N.A.	6/20/14	3,783
GBP*	6,765	USD	11,380	Bank of America N.A.	6/20/14	37
GBP*	16,977	USD	28,528	Bank of America N.A.	6/20/14	125
JPY*	2,302,600	USD	22,532	Bank of America N.A.	6/20/14	(3)
JPY*	2,224,300	USD	21,720	Bank of America N.A.	6/20/14	43

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

Foreign currency exchange contracts as of April 30, 2014 were as follows: (continued)
Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,923,000	USD	146,559	JPMorgan Chase Bank N.A.	5/05/14	$ 428
MXN*	59,040	USD	4,495	Bank of America N.A.	6/20/14	(2)
MXN*	330	USD	25	Bank of America N.A.	6/20/14	—
MXN*	3,679,690	USD	279,306	Bank of America N.A.	6/20/14	742
NZD*	501,908	USD	428,086	Bank of America N.A.	6/20/14	2,811
NZD*	17,826	USD	15,179	Bank of America N.A.	6/20/14	125
NZD*	7,125	USD	6,046	Bank of America N.A.	6/20/14	71
USD*	1,444	AUD	1,559	Bank of America N.A.	6/20/14	1
USD*	12,499	CAD	13,723	Bank of America N.A.	6/20/14	(5)
USD*	7,724	CAD	8,487	Bank of America N.A.	6/20/14	(10)
USD*	379,462	CAD	418,866	Bank of America N.A.	6/20/14	(2,222)
USD*	452,956	CAD	500,000	Bank of America N.A.	6/20/14	(2,660)
USD*	10,519	JPY	1,076,200	Bank of America N.A.	6/20/14	(11)
USD*	19,542	JPY	2,003,900	Bank of America N.A.	6/20/14	(65)
USD*	620	MXN	8,160	Bank of America N.A.	6/20/14	(1)
USD*	13,536	NZD	15,855	Bank of America N.A.	6/20/14	(76)
USD	75,321	EUR	54,556	JPMorgan Chase Bank N.A.	11/03/14	(347)
Total						$ 8,392

Footnote Legend:

*	Non deliverable forward. See Note 3B in the Notes to Financial Statements.

Over-the-counter total return swaps outstanding as of April 30, 2014 were as follows:
Reference Entity	Counterparty	Expiration Date	Notional Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ambev SA	Morgan Stanley	4/25/16	45,536	USD	$(2,536)	$—	$(2,536)
Barclays PLC	Morgan Stanley	4/28/16	233,785	GBP	3,160	—	3,160
Cemex SAB de CV, SP ADR	Morgan Stanley	4/28/16	69,913	USD	1,364	—	1,364
Grupo Financiero Banorte	Morgan Stanley	4/28/16	42,410	MXN	1,467	—	1,467
	JPMorgan Chase Bank
Vodafone Group	N.A.	5/02/16	194,701	GBP	5,618	—	5,618
Total					$ 9,073	$—	$9,073

Total return basket swaps* outstanding at April 30, 2014

Over-the-Counter
		Termination
Counterparty	Description	Date	Value
	The Fund pays the total return on a portfolio of short positions and receives the Fed Funds
	Effective Rate (+/- a spread), which is denominated in U.S. Dollars based on
Morgan Stanley	the local currencies of the positions within the swap.	4/28/16	$(23,229)

Footnote Legend:

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

Additional Information - Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap at April 30, 2014.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Short Positions

Consumer Discretionary
Bed Bath & Beyond, Inc.	(125)	$(7,779)	$12
CarMax, Inc.	(985)	(43,025)	(99)
Carnival Corp.	(196)	(7,750)	45
CBS Corp. Class B	(135)	(7,756)	(42)
Coach, Inc.	(937)	(42,830)	993
Discovery Communications, Inc. Class A	(102)	(7,721)	(20)
DR Horton, Inc.	(1,392)	(31,153)	139
Dunkin’ Brands Group, Inc.	(173)	(7,922)	48
Gannett Co., Inc.	(288)	(7,785)	(40)
Icahn Enterprises LP	(77)	(7,772)	(3)
Lennar Corp. Class A	(1,113)	(43,118)	167
Lululemon Athletica, Inc.	(948)	(43,210)	(332)
Mattel, Inc.	(1,114)	(43,000)	(691)
Mohawk Industries, Inc.	(58)	(7,713)	33
Norwegian Cruise Line Holdings Ltd.	(235)	(7,741)	40
NVR, Inc.	(7)	(7,566)	27
Polaris Industries, Inc.	(59)	(7,844)	(81)
PVH Corp.	(346)	(43,399)	(48)
Staples, Inc.	(3,474)	(43,078)	(347)
Starbucks Corp.	(109)	(7,700)	2
Tesla Motors, Inc.	(38)	(7,863)	(37)
Thomson Reuters Corp.	(222)	(7,732)	(300)
Tiffany & Co.	(494)	(43,146)	(74)
Toll Brothers, Inc.	(1,260)	(43,445)	302
TRW Automotive Holdings Corp.	(97)	(7,822)	28
Urban Outfitters, Inc.	(215)	(7,742)	75

			(203)

Consumer Staples
Campbell Soup Co.	(171)	(7,763)	(15)
Church & Dwight Co., Inc.	(112)	(7,734)	4
Clorox Co. (The)	(85)	(7,746)	37
JM Smucker Co. (The)	(80)	(7,738)	4
Lorillard, Inc.	(756)	(43,478)	(1,444)
McCormick & Co., Inc.	(108)	(7,714)	25
Reynolds American, Inc.	(763)	(42,911)	(145)
Whole Foods Market, Inc.	(156)	(7,664)	(89)

			(1,623)

Energy
Antero Resources Corp.	(116)	(7,714)	96
Cameron International Corp.	(119)	(7,643)	(87)
Cobalt International Energy, Inc.	(430)	(7,762)	22
Concho Resources, Inc.	(59)	(7,710)	13
CONSOL Energy, Inc.	(177)	(7,776)	(103)
Continental Resources, Inc.	(315)	(42,957)	(677)
Core Laboratories NV	(41)	(7,763)	68
Denbury Resources, Inc.	(454)	(7,718)	82
El Paso Pipeline Partners LP	(238)	(7,775)	29
Ensco PLC Class A	(152)	(7,638)	(30)
Genesis Energy LP	(406)	(22,387)	(114)
Gulfport Energy Corp.	(595)	(42,852)	(982)

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

Additional Information - Total Return Basket Swaps (continued)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
HollyFrontier Corp.	(147)	$(7,712)	$(19)
Linn Energy LLC	(270)	(7,781)	81
MarkWest Energy Partners LP	(673)	(43,072)	444
Oceaneering International, Inc.	(106)	(7,683)	(85)
ONEOK, Inc.	(123)	(7,724)	(52)
Peabody Energy Corp.	(418)	(7,754)	(192)
QEP Resources, Inc.	(248)	(7,733)	122
Range Resources Corp.	(86)	(7,777)	(2)
Seadrill Ltd.	(1,222)	(43,002)	(37)
SolarCity Corp.	(823)	(43,314)	(510)
Tesoro Corp.	(139)	(7,742)	(82)
Transocean Ltd.	(179)	(7,683)	(27)
Williams Partners LP	(148)	(7,814)	181

			(1,861)

Financials
Alexandria Real Estate Equities, Inc.	(588)	(43,206)	(200)
American International Group, Inc.	(148)	(7,816)	(47)
American Realty Capital Properties, Inc.	(599)	(7,745)	(96)
American Tower Corp.	(518)	(42,994)	(269)
Ares Capital Corp.	(2,530)	(43,162)	(278)
AvalonBay Communities, Inc.	(57)	(7,783)	(1)
Bank of New York Mellon Corp. (The)	(229)	(7,745)	(11)
BB&T Corp.	(208)	(7,744)	(21)
Boston Properties, Inc.	(66)	(7,757)	26
DDR Corp.	(2,518)	(43,083)	(151)
Deutsche Bank AG	(174)	(7,734)	73
Digital Realty Trust, Inc.	(146)	(7,776)	(20)
Equity Residential	(727)	(43,126)	(87)
Essex Property Trust, Inc.	(45)	(7,765)	(31)
Federal Realty Investment Trust	(67)	(7,820)	(56)
First Republic Bank	(153)	(7,714)	(52)
Hartford Financial Services Group, Inc. (The)	(221)	(7,770)	(157)
HCP, Inc.	(186)	(7,777)	(9)
Health Care REIT, Inc.	(123)	(7,744)	(16)
Howard Hughes Corp. (The)	(306)	(43,054)	(630)
IntercontinentalExchange Group, Inc.	(38)	(7,727)	(41)
Kilroy Realty Corp.	(131)	(7,764)	(39)
Leucadia National Corp.	(303)	(7,757)	24
Liberty Property Trust	(208)	(7,806)	6
M&T Bank Corp.	(354)	(43,050)	(142)
Macerich Co. (The)	(121)	(7,789)	(65)
Mid-America Apartment Communities, Inc.	(621)	(43,104)	(149)
NASDAQ OMX Group, Inc. (The)	(213)	(7,775)	(85)
Northern Trust Corp.	(129)	(7,743)	(30)
Ocwen Financial Corp.	(1,179)	(43,034)	(1,651)
Realty Income Corp.	(994)	(43,140)	(50)
Regency Centers Corp.	(148)	(7,770)	10
Signature Bank	(66)	(7,790)	(52)
Simon Property Group, Inc.	(45)	(7,750)	(44)
SL Green Realty Corp.	(416)	(43,060)	(499)
Starwood Property Trust, Inc.	(1,819)	(43,110)	(637)
State Street Corp.	(666)	(42,850)	(147)
SVB Financial Group	(72)	(7,775)	93
WP Carey, Inc.	(127)	(7,772)	(36)
Zions Bancorporation	(1,494)	(43,192)	(15)

			(5,582)

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

Additional Information - Total Return Basket Swaps (continued)
Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Health Care
Alkermes PLC	(167)	$(7,700)	$(25)
BioMarin Pharmaceutical, Inc.	(733)	(42,822)	139
Catamaran Corp.	(201)	(7,791)	203
Hospira, Inc.	(954)	(43,369)	(324)
Illumina, Inc.	(58)	(7,779)	(100)
Incyte Corp. Ltd.	(160)	(7,778)	8
Intercept Pharmaceuticals, Inc.	(158)	(42,630)	899
Perrigo Co. PLC	(53)	(7,722)	44
Pharmacyclics, Inc.	(80)	(7,740)	174
ResMed, Inc.	(155)	(7,753)	26
Varian Medical Systems, Inc.	(97)	(7,736)	19

			1,063

Industrial
ADT Corp. (The)	(1,458)	(43,376)	(714)
American Airlines Group, Inc.	(1,219)	(43,287)	536
Automatic Data Processing, Inc.	(101)	(7,776)	(98)
CH Robinson Worldwide, Inc.	(766)	(42,888)	(2,229)
Chicago Bridge & Iron Co. NV	(547)	(43,410)	(388)
Energizer Holdings, Inc.	(79)	(7,719)	(1,104)
Expeditors International of Washington, Inc.	(1,058)	(42,987)	(645)
Fastenal Co.	(871)	(43,054)	(566)
Flowserve Corp.	(108)	(7,779)	(110)
Fortune Brands Home & Security, Inc.	(195)	(7,821)	51
Fossil Group, Inc.	(72)	(7,690)	11
Garmin Ltd.	(141)	(7,768)	(283)
Gartner, Inc.	(115)	(7,769)	(159)
Iron Mountain, Inc.	(276)	(7,745)	(105)
Jacobs Engineering Group, Inc.	(139)	(7,933)	(88)
JB Hunt Transport Services, Inc.	(567)	(42,803)	(346)
Kansas City Southern	(431)	(43,147)	(332)
Martin Marietta Materials, Inc.	(63)	(7,835)	3
Middleby Corp. (The)	(31)	(7,742)	(85)
Moody’s Corp.	(548)	(42,963)	(55)
Norfolk Southern Corp.	(82)	(7,766)	15
Precision Castparts Corp.	(31)	(7,837)	(8)
Rockwell Collins, Inc.	(558)	(42,972)	(357)
Roper Industries, Inc.	(56)	(7,730)	(51)
Stanley Black & Decker, Inc.	(92)	(7,803)	(98)
Stericycle, Inc.	(67)	(7,763)	(39)
Total System Services, Inc.	(252)	(7,762)	(244)
Towers Watson & Co. Class A	(70)	(7,783)	(72)
Under Armour, Inc. Class A	(922)	(43,491)	(1,586)
Western Union Co. (The)	(495)	(7,747)	(109)
Xylem, Inc.	(213)	(7,762)	(245)

			(9,500)

Information Technology
Amazon.com, Inc.	(26)	(7,810)	(98)
Applied Materials, Inc.	(408)	(7,781)	4
CA, Inc.	(258)	(7,743)	(34)
Cerner Corp.	(870)	(43,535)	(1,096)
CGI Group, Inc., Class A	(221)	(7,697)	(274)
Cree, Inc.	(919)	(42,743)	(607)
EMC Corp.	(308)	(7,826)	(120)

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

Additional Information - Total Return Basket Swaps (continued)
Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Equinix, Inc.	(42)	$(7,786)	$(102)
FireEye, Inc.	(1,105)	(42,907)	(475)
Freescale Semiconductor Ltd.	(352)	(7,772)	39
IHS, Inc. Class A	(65)	(7,725)	(116)
International Business Machines Corp.	(40)	(7,804)	(54)
KLA-Tencor Corp.	(668)	(42,932)	187
Linear Technology Corp.	(174)	(7,731)	(12)
LinkedIn Corp. Class A	(282)	(43,211)	(68)
Microchip Technology, Inc.	(164)	(7,757)	(39)
NCR Corp.	(1,324)	(43,123)	2,727
Netflix, Inc.	(24)	(7,677)	(52)
NetSuite, Inc.	(565)	(43,432)	(249)
Nuance Communications, Inc.	(2,686)	(43,137)	(81)
Paychex, Inc.	(1,053)	(43,057)	(969)
Priceline Group, Inc. (The)	(7)	(8,084)	(20)
Red Hat, Inc.	(159)	(7,716)	(19)
Salesforce.com, Inc.	(861)	(43,704)	(766)
ServiceNow, Inc.	(889)	(43,712)	(489)
Splunk, Inc.	(773)	(42,940)	758
SunEdison, Inc.	(2,247)	(43,390)	180
Symantec Corp.	(385)	(7,762)	(46)
TripAdvisor, Inc.	(96)	(7,760)	9
VMware, Inc. Class A	(86)	(7,740)	(216)
Workday, Inc. Class A	(106)	(7,770)	24
Yahoo!, Inc.	(1,213)	(43,462)	(146)

			(2,220)

Materials
Airgas, Inc.	(73)	(7,736)	(21)
Albemarle Corp.	(116)	(7,724)	(52)
Cameco Corp.	(363)	(7,721)	(7)
CF Industries Holdings, Inc.	(32)	(7,822)	(23)
EI du Pont de Nemours & Co.	(116)	(7,793)	(16)
FMC Corp.	(567)	(43,183)	(476)
Goldcorp., Inc.	(313)	(7,778)	41
MeadWestvaco Corp.	(1,139)	(43,054)	(1,447)
Nucor Corp.	(836)	(43,188)	(75)
Potash Corp. of Saskatchewan, Inc.	(215)	(7,688)	(86)
Rockwood Holdings, Inc.	(108)	(7,739)	66
Silver Wheaton Corp.	(345)	(7,776)	117
Southern Copper Corp.	(1,430)	(43,215)	114
Teck Resources Ltd. Class B	(346)	(7,785)	(93)
WR Grace & Co.	(465)	(43,073)	246
Yamana Gold, Inc.	(1,022)	(7,808)	164

			(1,548)

Telecommunications Services
Corning, Inc.	(370)	(7,718)	(19)
SBA Communications Corp. Class A	(86)	(7,713)	(6)
T-Mobile US, Inc.	(267)	(7,754)	(67)
Windstream Holdings, Inc.	(860)	(7,774)	(26)

			(118)

Utilities
Dominion Resources, Inc.	(107)	(7,753)	(9)
Integrys Energy Group, Inc.	(704)	(43,050)	(92)
ITC Holdings Corp.	(1,161)	(43,061)	139

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT     (Continued)

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

Additional Information - Total Return Basket Swaps (continued)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
NRG Energy, Inc.	(238)	$(7,809)	$21
Sempra Energy	(79)	(7,797)	7
Wisconsin Energy Corp.	(161)	(7,747)	(58)

			8

Total Short Equity Positions			$(21,584)

Net Cash and Other Receivables/ (Payables)(b)			(1,645)

Swaps, at Value			$(23,229)

Footnote Legend:

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) include dividends payable and the gains or (losses) realized within the swap when the swap resets.

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2014 (See Security Valuation Note 2B in the Notes to Financial Statements):

($ reported in thousands)

	Total Value at April 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$647	$—	$647	$—
Municipal Bonds	75	—	75	—
Corporate Bonds	8,090	—	8,090	—
Convertible Bonds	2,736	—	2,736	—
Loan Agreements	2,835	—	2,835	—
Equity Securities:
Preferred Stock	216	21	195	—
Common Stocks	16,022	16,022	—	—
Master Limited Partnerships	5,193	5,193	—	—
Real Estate Investment Trusts	3,045	3,045	—	—
Purchased Options	2	2	—	—
Short-Term Investments	21,995	21,995	—	—
Futures Contracts	58	58	—	—
Foreign currency exchange contracts	14	—	14	—
Over-the-Counter Total Return Swaps	12	—	12	—

Total Assets	60,940	46,336	14,604	—

Liabilities:
Securities Sold Short	(4,327)	(4,327)	—	—
Futures Contracts	(17)	(17)	—	—
Foreign currency exchange contracts	(6)	—	(6)	—
Total Return Basket Swap	(23)	—	(23)	—
Over-the-Counter Total Return Swaps	(3)	—	(3)	—

Total Liabilities	$(4,376)	$(4,344)	$(32)	$—

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2014 (UNAUDITED)

	Virtus Alternative Income Solution Fund	Virtus Alternative Inflation Solution Fund	Virtus Alternative Total Solution Fund(1)
Assets
Investment in securities at value(2)	$46,097,098	$33,342,456	$60,855,947
Foreign currency at value(3)	240,606	4,751	78,537
Cash	2,486,126	688,110	2,602,316
Cash pledged for futures contracts	—	118,298	501,415
Cash pledged as collateral for over-the-counter swaps	—	—	1,300,000
Cash pledged as collateral for securities sold short	—	—	600,000
Deposits with broker for securities sold short	1,789,554	1,913,049	3,602,285
Variation margin receivable on financial futures contracts	—	—	26,930
Swaps at value	—	—	11,609
Unrealized appreciation on foreign currency exchange contracts	428	—	13,834
Receivables
Investment securities sold	465,552	127,566	2,499,671
Swaps receivable	—	—	8,416,671
Fund shares sold	25,001	—	50,000
Dividends and interest receivable	262,349	77,244	202,791
Tax Reclaims	—	964	584

Total assets	51,366,714	36,272,438	80,762,590

Liabilities
Securities sold short at value(4)	1,793,606	1,917,070	4,326,755
Dividends payable for securities sold short	—	466	163
Variation margin payable on financial futures contracts	—	23,545	804
Swaps at value	—	—	25,765
Unrealized depreciation on foreign currency exchange contracts	590	—	5,442
Payables
Investment securities purchased	9,434,374	2,284,474	9,822,508
Swaps payable	—	—	8,367,827
Investment advisory fee	3,781	1,248	7,758
Distribution and service fees	20	20	20
Administration fee	2,861	2,668	4,530
Transfer agent fees and expenses	367	310	494
Trustees’ fees and expenses	1,026	871	1,317
Professional fees	3,806	3,694	4,980
Offering cost	228	182	330
Other accrued expenses	2,389	2,321	2,968

Total liabilities	11,243,048	4,236,869	22,571,661

Net Assets	$40,123,666	$32,035,569	$58,190,929

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$40,100,000	$32,025,000	$58,075,000
Accumulated undistributed net investment income (loss)	(2,182)	3,816	(4,238)
Accumulated undistributed net realized gain (loss)	8,047	(1,997)	58,708
Net unrealized appreciation (depreciation) on investments	17,801	8,750	61,459

Net Assets	$40,123,666	$32,035,569	$58,190,929

Class A
Net asset value (net assets/shares outstanding) per share*	$10.01	$10.00	$10.03
Maximum offering price per share NAV/(1-5.75%)	$10.62	$10.61	$10.64
Shares of beneficial interest outstanding, no par value, unlimited authorization	17,503	10,000	14,990
Net Assets	$175,163	$100,029	$150,290
Class C
Net asset value (net assets/shares outstanding) and offering price per share*	$10.00	$10.00	$10.02
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,000	10,000	10,000
Net Assets	$100,042	$100,016	$100,183
Class I
Net asset value (net assets/shares outstanding), offering price and redemption per share	$10.01	$10.00	$10.02
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,982,503	3,182,508	5,782,510
Net Assets	$39,848,461	$31,835,524	$57,940,456

(1) Consolidated Statement of Assets and Liabilities
(2) Investment in unaffiliated securities at cost	$46,075,702	$33,304,505	$60,792,467
(3) Foreign currency at cost	239,434	4,742	78,242
(4) Proceeds from securities sold short	1,789,845	1,913,050	4,293,093

* Redemption price per share is equal to the Net Asset Value per share, less any applicable contingent deferred sales charges.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF OPERATIONS

PERIOD ENDED APRIL 30, 2014 (UNAUDITED)

	Virtus Alternative Income Solution Fund(1)	Virtus Alternative Inflation Solution Fund(1)	Virtus Alternative Total Solution Fund(1)(2)
Investment Income
Dividends	$ 8,074	$ 12,724	$ 15,643
Interest	4,796	4,137	3,943
Foreign taxes withheld	(285)	(1,265)	(984)

Total investment income	12,585	15,596	18,602

Expenses
Investment advisory fees	11,828	9,192	18,568
Service fees, Class A	4	4	4
Distribution and service fees, Class C	16	16	16
Administration fees	657	525	952
Sub-administration Fees	3,542	3,542	4,778
Transfer agent fees and expenses	367	310	494
Registration fees	882	879	890
Printing fees and expenses	874	874	874
Custodian fees	164	131	668
Professional fees	3,806	3,694	4,980
Trustee’s fees and expenses	1,026	871	1,317
Offering expenses	228	182	330
Miscellaneous expenses	468	438	536

Total expenses	23,862	20,658	34,407

Dividend expense on securities sold short	290	466	443

Total expenses, including dividend expense on short sales	24,152	21,124	34,850

Less expenses reimbursed and/or waived by investment adviser	(8,047)	(7,944)	(10,809)
Less expenses waived by sub-administrator	(1,338)	(1,400)	(1,201)

Net expenses	14,767	11,780	22,840

Net investment income (loss)	(2,182)	3,816	(4,238)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	7,784	(914)	7,854
Net realized gain (loss) on securities sold short	—	—	4,657
Net realized gain (loss) on foreign currency transactions	263	(1,083)	(1,061)
Net realized gain (loss) on futures	—	—	(2,032)
Net realized gain (loss) on swaps	—	—	49,290
Net change in unrealized appreciation (depreciation) on investments	21,396	37,951	63,480
Net change in unrealized appreciation (depreciation) on securities sold short	(3,761)	(4,020)	(33,662)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	166	66	4,525
Net change in unrealized appreciation (depreciation) on futures	—	(25,247)	41,272
Net change in unrealized appreciation (depreciation) on swaps	—	—	(14,156)

Net gain (loss) on investments	25,848	6,753	120,167

Net increase (decrease) in net assets resulting from operations	$23,666	$ 10,569	$115,929

(1) From inception date April 23, 2014.

(2) Consolidated Statement of Operations

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Virtus Alternative Income Solution Fund	Virtus Alternative Inflation Solution Fund	Virtus Alternative Total Solution Fund(1)
	From Inception April 23, 2014 to April 30, 2014 (Unaudited)	From Inception April 23, 2014 to April 30, 2014 (Unaudited)	From Inception April 23, 2014 to April 30, 2014 (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(2,182)	$3,816	$(4,238)
Net realized gain (loss)	8,047	(1,997)	58,708
Net change in unrealized appreciation (depreciation)	17,801	8,750	61,459

Increase (decrease) in net assets resulting from operations	23,666	10,569	115,929

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	175,000	100,000	150,000
Change in net assets from share transactions, Class C	100,000	100,000	100,000
Change in net assets from share transactions, Class I	39,825,000	31,825,000	57,825,000

Increase (decrease) in net assets from share transactions	40,100,000	32,025,000	58,075,000

Net increase (decrease) in net assets	40,123,666	32,035,569	58,190,929
Net Assets
Beginning of period	—	—	—

End of period	$40,123,666	$32,035,569	$58,190,929

Accumulated undistributed net investment income (loss) at end of period	$(2,182)	$3,816	$(4,238)

(1) Consolidated Statement of Changes

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)		Total from Investment Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value		Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Expenses (including dividends on short sales after expense waivers and reimbursements) to Average Net Assets(3)(4)(5)		Ratio of Expenses (including dividends on short sales before expense waivers and reimbursements) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Virtus Alternative Income Solution Fund
Class A
4/30/14(6)(7)	$10.00	—	(8)	0.01		0.01		—	—	—	0.01		$10.01	0.10%	$175	2.52	%(9)	3.97	%(9)	(1.72	)%(9)	8	%(10)
Class C
4/30/14(6)(7)	10.00	—	(8)	—	(8)	—	(8)	—	—	—	—	(8)	10.00	—	100	3.24	(9)	4.67	(9)	(1.35	)(9)	8	(10)
Class I
4/30/14(6)(7)	10.00	—	(8)	0.01		0.01		—	—	—	0.01		10.01	0.10	39,848	2.24	(9)	3.67	(9)	(0.33	)(9)	8	(10)
Virtus Alternative Inflation Solution Fund
Class A
4/30/14(6)(7)	$10.00	—	(8)	—		—		—	—	—	—	(8)	$10.00	—%	$100	2.49	%(9)	4.27	%(9)	0.48	%(9)	10	%(10)
Class C
4/30/14(6)(7)	10.00	—	(8)	—		—		—	—	—	—	(8)	10.00	—	100	3.24	(9)	5.01	(9)	(0.27	)(9)	10	(10)
Class I
4/30/14(6)(7)	10.00	—	(8)	—		—		—	—	—	—	(8)	10.00	—	31,836	2.24	(9)	4.02	(9)	0.73	(9)	10	(10)
Virtus Alternative Total Solution Fund
Class A
4/30/14(6)(7)	$10.00	—	(8)	0.03		0.03		—	—	—	0.03		$10.03	0.20%	$150	2.66	%(9)	3.96	%(9)	(1.17	)%(9)	21	%(10)
Class C
4/30/14(6)(7)	10.00	—	(8)	0.02		0.02		—	—	—	0.02		10.02	0.20	100	3.40	(9)	4.66	(9)	(1.44	)(9)	21	(10)
Class I
4/30/14(6)(7)	10.00	—	(8)	0.02		0.02		—	—	—	0.02		10.02	0.20	57,941	2.40	(9)	3.66	(9)	(0.44	)(9)	21	(10)

Footnote Legend

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short for the Alternative Income Solution Fund for Class A is 2.45%, for Class C is 3.20% and for Class I is 2.20% for the period ended April 30, 2014.
(4)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short for the Alternative Inflation Solution Fund for Class A is 2.40%, for Class C is 3.15% and for Class I is 2.15% for the period ended April 30, 2014.
(5)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short for the Alternative Total Solution Fund for Class A is 2.60%, for Class C is 3.35% and for Class I is 2.35% for the period ended April 30, 2014.
(6)	Inception date April 23, 2014.
(7)	Unaudited.
(8)	Amount is less than $0.005 or 0.005%.
(9)	Annualized.
(10)	Not annualized.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

Note 1. Organization

Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of three non-diversified funds (each, a “Fund”) each having a distinct investment objective outlined below.

The Funds have the following investment objectives:

Investment Objective(s)
Alternative Income Solution Fund	Income and capital appreciation
Alternative Inflation Solution Fund	Total return in excess of inflation
Alternative Total Solution Fund	Long-term capital appreciation

There is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares, Class C shares and Class I shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) approved by the Trust’s Board of Trustees (the “Board”) and has exclusive voting rights with respect to such plan(s). Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A. Basis of Consolidation

The accompanying consolidated financial statements of Alternative Total Solution Fund include the wholly-owned subsidiary of such Fund (the “Subsidiary”) which is organized as a company under the laws of the Cayman Islands and primarily invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables Alternative Total Solution Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Alternative Total Solution Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Alternative Total Solution Fund.

B. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

— Level 1 —	quoted prices in active markets for identical securities

— Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

— Level 3 —	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the first in first out basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT and MLP investments is recorded using Management’s estimate of the percentage of income included in distributions received from such investments based on historical dividend results. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments (i.e. a return of capital) or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

D. Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

E. Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date and distributed semi annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

F. Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which a Fund invests.

G. Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

H. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. Short Sales

The Funds may engage in short sales, which are transactions in which the Fund sells a security that it does not own (or that it owns but does not intend to deliver) in anticipation that the price of the security will decline. In order to establish a short position in a security, a Fund must first borrow the security from a broker or other institution to complete the sale. The Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund acquires the security, the Fund may experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

J.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At April 30, 2014, the Funds only hold assignment loans.

K.	Organizational and Offering Costs

Virtus Alternative Investment Advisers, Inc. (the “Adviser”) has agreed to pay all organizational costs associated with the establishment of the Funds. Offering costs will be paid by the Funds, and are amortized over a 12-month period beginning with the commencement of operations.

Note	3. Derivative Financial Instruments

A.	Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

Alternative Inflation Solution Fund and Alternative Total Solution Fund utilize futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

B.	Foreign Currency Exchange Contracts

Alternative Inflation Solution Fund and Alternative Total Solution Fund enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

C.	Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Alternative Total Solution Fund uses options contracts to hedge against market and idiosyncratic risk.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

D.	Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds did not enter into any credit default swaps during the current reporting period.

Total return swaps – Certain Funds enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Certain Funds enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The value of the swap is reflected on the Statements of Assets and Liabilities as swaps at value. Changes in the swap are recognized as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and Securities Sold Short.

The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

The Alternative Total Solution Fund utilizes swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. Swap Baskets are entered into to implement custom index exposure in one convenient trading instrument.

Interest rate swaps – Certain Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Funds did not enter into any interest rate swaps during the current reporting period.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

	Fair Values of Derivative Financial Instruments as of April 30, 2014
	Derivative Assets
		Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund
	Statements of Assets and Liabilities Location		Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$—	$—	$11,115

Foreign Currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	428	—	13,834

Equity Contracts	Net unrealized appreciation/depreciation[1] ; Investment in securities at value[2] ; Swaps at value	—	—	34,225

Commodity Contracts	Net unrealized appreciation/depreciation	—	—	26,802

Total		$428	$—	$85,976

	Fair Values of Derivative Financial Instruments as of April 30, 2014
	Derivative Liabilities
		Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund
	Statements of Assets and Liabilities Location		Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$—	$25,247	$1,301

Foreign currency exchange contracts	Net unrealized appreciation/depreciation[1] ; Net unrealized depreciation on foreign currency exchange contracts	590	—	5,442

Equity Contracts	Net unrealized appreciation/depreciation[1] ; Swaps at value	—	—	30,381

Commodity	Net unrealized appreciation/depreciation[1]	—	—	11,163

Total		$590	$25,247	$48,287

1Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

2Includes options purchased at value as reported in the Schedules of Investments.

The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended April 30, 2014
Net Realized Gain (Loss) From
	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund
Interest rate contracts:
Financial futures contracts	$—	$—	$ 33
Foreign Currency exchange contracts:
Foreign currency transactions	—	—	(1,936)
Equity Contracts:
Financial futures contracts	—	—	(516)
Swaps	—	—	49,290
Commodity Contracts:
Financial futures contracts	—	—	(1,549)

Total	$—	$—	$45,322

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NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended April 30, 2014
Net Change in Unrealized Appreciation/Depreciation on
	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund
Interest rate contracts:
Financial futures contracts	$ —	$(25,247)	$ 9,814
Foreign currency exchange contracts:
Foreign currency transactions	(162)	—	8,392
Equity contracts:
Financial futures contracts	—	—	15,819
Options[1]	—	—	283
Swaps	—	—	(14,156)
Commodity contracts:
Financial futures contracts	—	—	15,639

Total	$(162)	$(25,247)	$ 35,791

1Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

The derivative investments held as of April 30, 2014 as disclosed in the Schedule of Investments and Securities Sold Short and the amounts of realized gains and losses and changes in unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each applicable Fund for the period ended April 30, 2014.

E. Derivative Risks

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate their counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

F. Collateral Requirements and Master Netting Agreements (“MNA”)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At April 30, 2014, the Funds’ derivative assets and liabilities (by type) are as follows:
	Alternative Income Solution Fund		Alternative Inflation Solution Fund		Alternative Total Solution Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$—	$—	$—	$25,247	$58,352	$17,080
Foreign currency exchange contracts	428	590	—	—	13,834	5,442
Swaps	—	—	—	—	11,609	25,765
Options[1]	—	—	—	—	2,181	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$428	$590	$—	$25,247	$85,976	$48,287

Derivatives not subject to a master netting agreement or similar agreement	—	—	—	(25,247)	(60,533)	(17,080)

Total assets and liabilities subject to a MNA	$428	$590	$—	$—	$25,443	$31,207

      1 Includes options purchased at value as reported in the Schedule of Investments

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of April 30, 2014:

Alternative Income Solution Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
JPMorgan Chase Bank N.A.	$428	$(428)	$—	$—	$—

Total	$428	$(428)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[3]	Cash Collateral Received[1]	Net Amount of Derivative Liabilities[4]
JPMorgan Chase Bank N.A.	$590	$(428)	$—	$—	$162

Total	$590	$(428)	$—	$—	$162

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

Alternative Total Solution Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Bank of America N.A.	$13,406	$(5,095)	$—	$—	$8,311
JPMorgan Chase Bank N.A.	6,046	(347)	—	—	5,699
Morgan Stanley	5,991	(5,991)	—	—	—

Total	$25,443	$(11,433)	$—	$—	$14,010

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[3]	Cash Collateral Received[1]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$5,095	$(5,095)	$—	$—	$—
JPMorgan Chase Bank N.A.	347	(347)	—	—	—
Morgan Stanley	25,765	(5,991)	—	(19,774)	—

Total	$31,207	$(11,433)	$—	$(19,774)	$—

      1 Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

      2 Net amount represents the net amount receivable from the counterparty in the event of default.

      3 Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

      4 Net amount represents the net amount payable due to the counterparty in the event of default.

Note 4. Investment Advisory Fee and Related Party Transactions

A. Adviser

The Adviser is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily managed assets of each Fund:

	1st $5 Billion	$5+ Billion
Alternative Income Solution Fund	1.80%	1.75%
Alternative Inflation Solution Fund	1.75	1.70
Alternative Total Solution Fund	1.95	1.90

For Alternative Total Solution Fund, the assets of the Subsidiary are excluded from the assets on which the above-described management fee is calculated. However, under the terms of a separate investment advisory agreement, the Subsidiary pays the Adviser an investment management fee calculated on the value of the Subsidiary’s average daily managed assets at the annual same rates.

B. Subadvisers

The Adviser has appointed and oversees the activities of each of the subadvisers for the Funds as listed below. Cliffwater Investments LLC (“Cliffwater”) makes recommendations to the Adviser with respect to hiring and terminating the Funds’ other subadvisers. Based on these recommendations, the Adviser makes decisions of the hiring and termination of subadvisers, and recommends such decisions to

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

the Board. The subadvisers other than Cliffwater each manage a portion of the investments of each Fund, for which they are paid a fee by the Adviser. At April 30, 2014, Subadvisers with respect to the Funds they serve are as follows:

Subadviser
Fund	Cliffwater (1)	Armored Wolf (2)	Ascend (3)	Brigade (4)	Credit Suisse (5)	Graham (6)	Harvest (7)	ICE Canyon (8)	LaSalle (9)	Lazard (10)	MAST (11)	Owl Creek (12)
Alternative Income Solution Fund	X			X			X	X	X	X	X
Alternative Inflation Solution Fund	X	X		X	X		X		X	X
Alternative Total Solution Fund	X	X	X	X		X	X	X	X	X	X	X

(1)	Cliffwater Investments LLC (“Cliffwater”)
(2)	Armored Wolf, LLC (“Armored Wolf”)
(3)	Ascend Capital, LLC (“Ascend”)
(4)	Brigade Capital Management, LLC (“Brigade”)
(5)	Credit Suisse Asset Management, LLC (“Credit Suisse”)
(6)	Graham Capital Management, L.P. (“Graham”)
(7)	Harvest Fund Advisors LLC (“Harvest”)
(8)	ICE Canyon LLC (“ICE Canyon”)
(9)	LaSalle Investment Management Securities, LLC (“LaSalle”)
(10)	Lazard Asset Management LLC (“Lazard”)
(11)	MAST Capital Management, LLC (“MAST”)
(12)	Owl Creek Asset Management, L.P. (“Owl Creek”)

Out of its management fee, the Adviser pays each subadviser a subadvisory fee. For its services to the Funds, Cliffwater receives as its subadvisory fee 50% of the net investment management fee remaining after the Adviser pays the other subadvisers and waives and/or pays the Funds any amounts applicable under the fee waiver and expense reimbursement arrangements.

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit each Fund’s operating expenses (excluding dividend and interest expenses, taxes, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily managed assets through April 30, 2015:

Following the contractual period, the Adviser may discontinue these expense caps and/or fee waivers at any time.

Fund	Class A	Class C	Class I
Alternative Income Solution Fund	2.45%	3.20%	2.20%
Alternative Inflation Solution Fund	2.40	3.15	2.15
Alternative Total Solution Fund	2.60	3.35	2.35

Under certain conditions, the Adviser may recapture operating expenses reimbursed within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred.

D.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the period ended April 30, 2014, there were no commissions for Class A shares and no CDSC for Class A shares and Class C shares, respectively

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: a service fee at a rate of 0.25% for Class A and Class C shares and a distribution fee of 0.75% for Class C shares, Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Administrator and Transfer Agent of the Trust. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) services as Sub-Administrative and Accounting Agent of the Trust.

For the period ended April 30, 2014, the Funds incurred administration fees totaling $2,134 which are included in the Statements of Operations.

For the period ended April 30, 2014, the Funds incurred sub-administration fees of $11,612 of which $3,939 was voluntarily waived by BNY Mellon.

For the period ended April 30, 2014, the Funds incurred transfer agent fees totaling $1,171 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Funds.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

F.	Affiliated Shareholders

At April 30, 2014, Virtus and its affiliates, BMO Bankcorp (a minority investor in Virtus) and its affiliates and the retirement plans of Virtus and its affiliates, held shares of the Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Alternative Income Solution Fund
Class A	10,000	$ 100,100
Class C	10,000	100,000
Class I	3,980,000	39,839,800
Alternative Inflation Solution Fund
Class A	10,000	100,000
Class C	10,000	100,000
Class I	3,180,000	31,800,000
Alternative Total Solution Fund
Class A	10,000	100,200
Class C	10,000	100,200
Class I	5,780,000	57,915,600

Note 5. Purchase and Sales of Securities

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended April 30, 2014, were as follows:

	Purchases	Sales
Alternative Income Solution Fund	$31,581,655	$2,255,426
Alternative Inflation Solution Fund	18,677,241	2,040,687
Alternative Total Solution Fund	41,468,979	6,953,284

Purchases and sales of long-term U.S. Government and agency securities for the Funds during the period ended April 30, 2014, were as follows:

	Purchases	Sales
Alternative Income Solution Fund	$ —	$—
Alternative Inflation Solution Fund	6,946,401	—
Alternative Total Solution Fund	—	—

Note 6. Capital Shares Transactions

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Alternative Income Solution Fund
	From Inception April 23, 2014 to April 30, 2014
	SHARES	AMOUNT
Class A
Sale of shares	17,503	$ 175,000
Reinvestment of distributions	—	—
Shares repurchased	—	—

Net Increase / (Decrease)	17,503	$ 175,000

Class C
Sale of shares	10,000	$ 100,000
Reinvestment of distributions	—	—
Shares repurchased	—	—

Net Increase / (Decrease)	10,000	$ 100,000

Class I
Sale of shares	3,982,503	$39,825,000
Reinvestment of distributions	—	—
Shares repurchased	—	—

Net Increase / (Decrease)	3,982,503	$39,825,000

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

	Alternative Inflation Solution Fund
	From Inception April 23, 2014 to April 30, 2014
	SHARES	AMOUNT
Class A
Sale of shares	10,000	$ 100,000
Reinvestment of distributions	—	—
Shares repurchased	—	—

Net Increase / (Decrease)	10,000	$ 100,000

Class C
Sale of shares	10,000	$ 100,000
Reinvestment of distributions	—	—
Shares repurchased	—	—

Net Increase / (Decrease)	10,000	$ 100,000

Class I
Sale of shares	3,182,508	$31,825,000
Reinvestment of distributions	—	—
Shares repurchased	—	—

Net Increase / (Decrease)	3,182,508	$31,825,000

	Alternative Total Solution Fund
	From Inception April 23, 2014 to April 30, 2014
	SHARES	AMOUNT
Class A
Sale of shares	14,990	$ 150,000
Reinvestment of distributions	—	—
Shares repurchased	—	—

Net Increase / (Decrease)	14,990	$ 150,000

Class C
Sale of shares	10,000	$ 100,000
Reinvestment of distributions	—	—
Shares repurchased	—	—

Net Increase / (Decrease)	10,000	$ 100,000

Class I
Sale of shares	5,782,510	$57,825,000
Reinvestment of distributions	—	—
Shares repurchased	—	—

Net Increase / (Decrease)	5,782,510	$57,825,000

Note 7. 10% Shareholders

As of April 30, 2014, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Alternative Income Solution Fund	100%	2*
Alternative Inflation Solution Fund	100	1*
Alternative Total Solution Fund	100	2*
*Includes one affiliated shareholder account.

Note 8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

($ reported in whole dollars)

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At April 30, 2014, the Alternative Income Solution Fund and Alternative Total Solution Fund held short-term investments which amounted to 34% and 39%, respectively, of total investments.

Note 9. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount of which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At April 30, 2014, the Funds did not hold any securities that are both illiquid and restricted.

Note 10. Federal Income Tax Information

At April 30, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternative Income Solution Fund - Investments	$46,075,702	$175,331	$(153,935)	$21,396
Alternative Income Solution Fund - Short Sales	1,789,845	3,761	—	3,761
Alternative Inflation Solution Fund - Investments	33,304,505	142,217	(104,266)	37,951
Alternative Inflation Solution Fund - Short Sales	1,913,050	4,020	—	4,020
Alternative Total Solution Fund - Investments	60,792,467	279,991	(216,511)	63,480
Alternative Total Solution Fund - Short Sales	4,293,093	34,495	(833)	33,662

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, (fiscal year 2014 for the Funds) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 11. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 12. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR

ALTERNATIVE INCOME SOLUTION FUND, ALTERNATIVE INFLATION SOLUTION FUND AND

ALTERNATIVE TOTAL SOLUTION FUND (THE “FUNDS”) AND SUBSIDIARY

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) and the subadvisory agreements (each, a “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, VAIA and each of the following subadvisers (each, a “Subadviser” and collectively, the “Subadvisers”): Cliffwater Investments LLC, an affiliate of VAIA (with respect to each Fund); Armored Wolf, LLC (with respect to Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund); Ascend Capital, LLC (with respect to Virtus Alternative Total Solution Fund); Brigade Capital Management, LLC (with respect to each Fund); Credit Suisse Asset Management, LLC (with respect to Virtus Alternative Inflation Solution Fund); Graham Capital Management, L.P. (with respect to Virtus Alternative Total Solution Fund); Harvest Fund Advisors LLC (with respect to each Fund); ICE Canyon LLC (with respect to Virtus Alternative Income Solution Fund and Virtus Alternative Total Solution Fund); LaSalle Investment Management Securities, LLC (with respect to each Fund); Lazard Asset Management LLC (with respect to each Fund); Mast Capital Management, LLC (with respect to Virtus Alternative Income Solution Fund and Virtus Alternative Total Solution Fund); and Owl Creek Asset Management, L.P. (with respect to Virtus Alternative Total Solution Fund).

At an in-person meeting held January 22, 2014, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the establishment of the Agreements, as further discussed below. At a telephonic meeting held on April 8, 2014 and an in-person meeting held on May 19, 2014, the Board, including a majority of the Independent Trustees, also considered and approved the establishment of an investment advisory agreement between VATS Offshore Fund, Ltd., which is a wholly-owned subsidiary of Virtus Alternative Total Solution Fund established in the Cayman Islands (the “Cayman Sub”), and VAIA, and subadvisory agreements among the Cayman Sub, VAIA and the following subadvisers: Cliffwater Investments LLC and Graham Capital Management, L.P. (such agreements collectively, the “Cayman Sub Agreements” and together with the Advisory Agreement and the Subadvisory Agreements, the “Agreements”). Because the Cayman Sub is a subsidiary of Virtus Alternative Total Solution Fund, references below to Virtus Alternative Total Solution Fund should be understood to reference the Fund together with the Cayman Sub.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and the applicable Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of each applicable Fund and its shareholders.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with its independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to each applicable Fund by VAIA and the Subadviser; (2) applicable comparative model performance information; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of certain fee rates with those of other funds or accounts with similar investment objectives; (4) the projected profitability of VAIA and its affiliates under the Advisory Agreement; (5) any “fall-out” benefits to VAIA, the Subadvisers and their respective affiliates (i.e., ancillary benefits realized by VAIA, the Subadvisers or their affiliates from VAIA’s or the respective Subadviser’s relationship with the Fund); (6) possible conflicts of interest; and (7) the terms of the Agreements.

Nature, Extent, and Quality of the Services

The Trustees received in advance of the meeting information provided by VAIA and each Subadviser, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VAIA’s senior management personnel, during which among other items, VAIA’s history, investment process, investment strategies, personnel, and compliance procedures were reviewed and discussed. The Trustees noted that each Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VAIA is responsible for the oversight of each Fund’s investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VAIA, the Board considered VAIA’s process for supervising and managing each Fund’s Subadvisers, including (a) VAIA’s ability to select and monitor the Subadvisers; (b) VAIA’s ability to provide the services necessary to monitor the Subadvisers’ compliance with the Funds’ investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a Subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services expected to be provided by VAIA and its affiliates to the Funds; (e) VAIA’s expected supervision of the Funds’ other service providers; and (f) VAIA’s risk management processes. It was noted that Virtus Fund Services, LLC, an affiliate of VAIA, was expected to serve as administrator and transfer agent and that VP Distributors, LLC, also an affiliate of VAIA, was expected to serve as distributor to the Funds. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of their duties with respect to other Virtus Funds through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR

ALTERNATIVE INCOME SOLUTION FUND, ALTERNATIVE INFLATION SOLUTION FUND AND

ALTERNATIVE TOTAL SOLUTION FUND (THE “FUNDS”) AND SUBSIDIARY

BY THE BOARD OF TRUSTEES

With respect to the services to be provided by each Subadviser, the Board considered information provided to the Board by the respective Subadviser, including the Subadviser’s Form ADV, as well as a written presentation provided by the respective Subadviser. With respect to each Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with each applicable Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of each Subadvisory Agreement, the Board also considered the respective Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to each applicable Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk management processes. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VAIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Investment Performance

Because the Funds had not commenced operations, the Board could not evaluate prior investment performance for the Funds. The Board reviewed and was satisfied with certain model performance information provided that was based upon the Funds’ proposed investment strategies.

Management Fees and Total Expenses

The Board considered the fees proposed for advisory services as well as the expected total expense levels of the Funds. Among other data provided, the Board noted that the proposed management fee and total expenses for each Fund were within the range of other funds deemed to be comparable to the Funds by management. The Board noted that each Fund was expected to have an expense cap in place to limit the total expenses incurred by the applicable Fund and its shareholders. The Board also noted that the subadvisory fees for each Fund would be paid by VAIA out of its advisory fee rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VAIA after payment of the subadvisory fee. The Board also took into account the expected size of each Fund and the impact on expenses.

In evaluating the agreements, the Board took into account the fact that VAIA serves as investment adviser to, and receives a management fee from, Virtus Alternative Total Solution Fund and the Cayman Sub, but does not receive a management fee from such Fund with respect to assets of the Cayman Sub so that there is no duplicative payment of management fees.

The Board concluded that the proposed advisory and subadvisory fees for the Funds and the Cayman Sub were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Projected Profitability

The Board also considered certain information relating to projected profitability that had been provided by VAIA. In this regard, the Board considered information regarding the projected profitability of VAIA for its management of the Funds, as well as the projected profitability of its affiliates for providing other services to the Funds, such as distribution and administrative services provided to the Funds by VAIA affiliates. In addition to the fees paid to VAIA and its affiliates, the Board considered any other benefits expected to be derived by VAIA or its affiliates from their relationship with the Funds. The Board concluded that the projected profitability to VAIA and its affiliates from the Funds was reasonable in light of the quality of the services to be rendered to the Fund by VAIA and its affiliates.

In considering the projected profitability to each Subadviser in connection with the relationship of each to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VAIA to the affiliated Subadviser, the Board noted that, because that Subadviser is an affiliate of VAIA, such profitability might be directly or indirectly shared by VAIA. The Board concluded that the projected profitability to each Subadviser and its respective affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreement.

Other Benefits

The Board considered other benefits that may be realized by VAIA and each Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Funds’ assets and corresponding benefits from such growth, including economies of scale. The Board also noted that Virtus Fund Services, LLC, also an affiliate of VAIA, was expected to provide administrative and transfer agency services to the Funds. The Board noted management’s discussion of the belief that there were no other direct benefits to the Subadvisers or VAIA in providing investment advisory services to the Funds, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR

ALTERNATIVE INCOME SOLUTION FUND, ALTERNATIVE INFLATION SOLUTION FUND AND

ALTERNATIVE TOTAL SOLUTION FUND (THE “FUNDS”) AND SUBSIDIARY

BY THE BOARD OF TRUSTEES

Economies of Scale

The Board received and discussed information concerning whether VAIA should be expected to realize economies of scale as the Funds’ assets grow. The Board noted that expense caps were expected to be implemented for each Fund. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure. The Board also took into account the expected size of each Fund. The Board noted that VAIA and each Fund may realize certain economies of scale if the assets of a Fund were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the applicable Fund would have an opportunity to benefit from these economies of scale.

For reasons similar to those stated above with respect to each Subadviser’s profitability, and based upon the expected size of the portion of each Fund to be managed by the Subadvisers, the Board concluded that the potential for economies of scale in each Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

Virtus Alternative Solutions Trust

101 Munson Street

Greenfield, MA 01301-9668

Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas F. Mann

William R. Moyer

James M. Oates

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President,

    Chief Financial Officer and Treasurer

Jennifer Fromm, Vice President, Chief Legal

    Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and

    Chief Compliance Officer

Investment Adviser

Virtus Alternative Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

Bank of New York Mellon

One Wall Street

New York, NY 10286

How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Telephone Orders	1-800-367-5877
Text Telephone	1-800-243-1926
Web site	http://Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                          P.O. Box 9874

                Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8554	06-14

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 07/03/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 07/03/14

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer (principal financial and accounting officer)

Date 07/03/14

* Print the name and title of each signing officer under his or her signature.